                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07917

                        Wilshire Variable Insurance Trust
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 c/o PFPC Inc,
                                 760 Moore Rd.
                            King of Prussia, PA 194
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 David Lebisky
                                 c/o PFPC Inc,
                                 760 Moore Rd.
                            King of Prussia, PA 194
              -----------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (610) 382-8667

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

[GRAPHIC OMITTED]





                               SEMI-ANNUAL REPORT

                                  (Unaudited)


                                 BALANCED FUND
                                  EQUITY FUND
                                  INCOME FUND
                           INTERNATIONAL EQUITY FUND
                           SHORT-TERM INVESTMENT FUND
                             SMALL CAP GROWTH FUND
                           SOCIALLY RESPONSIBLE FUND





                                 June 30, 2005
                               -----------------
                             www.wilshirefunds.com

                               Table of Contents


                   Shareholder Letter...................  1

                   Balanced Fund Commentary.............  2

                   Equity Fund Commentary...............  3

                   Income Fund Commentary...............  4

                   International Equity Fund Commentary.  5

                   Short-Term Investment Fund Commentary  6

                   Small Cap Growth Fund Commentary.....  7

                   Socially Responsible Fund Commentary.  8

                   Disclosure of Fund Expenses..........  9

                   Statements of Investments:

                       Balanced Fund.................... 11

                       Equity Fund...................... 12

                       Income Fund...................... 15

                       International Equity Fund........ 24

                       Short-Term Investment Fund....... 27

                       Small Cap Growth Fund............ 28

                       Socially Responsible Fund........ 31

                   Statements of Assets and Liabilities. 33

                   Statements of Operations............. 34

                   Statements of Changes in Net Assets.. 35

                   Financial Highlights:

                       Balanced Fund.................... 37

                       Equity Fund...................... 38

                       Income Fund...................... 39

                       International Equity Fund........ 40

                       Short-Term Investment Fund....... 41

                       Small Cap Growth Fund............ 42

                       Socially Responsible Fund........ 43

                   Notes to Financial Statements........ 44

                   Other Information.................... 51

                 ---------------------------------------------

     THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

Shares of the Wilshire Variable Insurance Trust are distributed by PFPC Distributors, Inc.

Dear Shareholders:

We are pleased to present this Semi-Annual report to all shareholders of the Wilshire Variable Insurance Trust (the "Funds"). This report covers the six-month period ended June 30, 2005 (the "Period"), for the Balanced, Equity, Income, International Equity, Short-Term Investment, Socially Responsible, and Small Cap Growth Funds.

After losing ground in the first quarter of the year, U.S. stocks recouped most of their losses to end the six months essentially flat with a return of 0.04% as measured by the Dow Jones Wilshire 5000/sm/ Composite Index. Bond markets faired better despite the Fed's continue policy of monetary tightening. For the Period, the Lehman Aggregate Bond Index, a broad measure of investment grade bonds, returned 2.15% as long-term yields declined.

The U.S. equity market witnessed a significant reversal in growth versus value stocks over the Period. During the first quarter of 2005, when markets declined in general, growth stocks fell more than value. As the market began to recover during the second quarter, this pattern partially reversed with value stocks lagging growth stocks, resulting in a return for the Dow Jones Wilshire Large Growth Index of -1.15%, versus 1.32% return for the Dow Jones Wilshire Value Index. This is a typical pattern, with defensive, value stocks providing more downside protection but lagging in a strong rising market. Energy was once again one of the top performing sectors in the market, returning more than 20% for the period. Healthcare and financial services companies also performed well, especially during the second quarter.

Economic activity for the six months continues to be strong, with June Consumer Confidence rising above its peak in January 2005. GDP growth remains on target, and despite oil prices surpassing $60/barrel in late June, inflation remains under control. The residential housing market continues to rise at a feverish pace, with existing home sales hitting record levels in the second quarter.

Over the last six months, several changes occurred to the management and administration of the Funds. At the end of June, PFPC Inc. assumed the duties of Administrator, Fund Accountant and Custodian. The benefit to shareholders is realized by enhanced service through the consolidation of services and greater transparency of reporting and accounting duties. In terms of the Funds' sub-advisors, we made one change over the past six months. In January 2005, Lee Munder, one of the sub-advisors of the Small Cap Growth Fund, was terminated and their assets were moved to the other two sub-advisors in the Small Cap Growth Fund, Black Rock and Mazama. We feel the Small Cap Growth Fund is well served by these two sub-advisors.

As a final note, all shareholders can access current holdings of the Funds through Wilshire's mutual fund website, www.wilshirefunds.com.

Sincerely,

Wilshire Associates Incorporated

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND
COMMENTARY

                          Average Annual Total Return

                        Six Months Ended 6/30/05 0.95%*
                        One Year Ended 6/30/05.. 7.32%
                        Five Years Ended 6/30/05 4.84%
                        Ten Years Ended 6/30/05. 7.42%

*  Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 6/30/05, fees totaling less than 0.01% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

Returns assume reinvestment of all dividends and distributions. The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. Annuity contract fees are not reflected in returns.

                         PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2005)

                                    [CHART]

           Wilshire Variable Insurance Trust Income Fund      40.1%
           Wilshire Variable Insurance Trust Equity Fund      59.9%


The Balanced Fund (the "Fund") is designed to provide a stock/bond mix appropriate for long-term investors. The Fund buys shares of the Equity Fund (60%) and the Income Fund (40%) to replicate the target weightings.

During the six-month period ended June 30, 2005 (the "Period"), the Fund significantly outperformed its benchmark, returning 0.95% versus 0.54% return of the blended benchmark, which consists of 60% S&P 500 Index and 40% Lehman Brother Aggregate Bond Index. The Equity Fund's strong showing was more than enough to outweigh the relative sluggish performance of the Income Fund.

** Based on percent of Fund's total long-term market value.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
COMMENTARY

                          Average Annual Total Return

                        Six Months Ended 6/30/05 0.19%*
                        One Year Ended 6/30/05.. 7.45%
                        Five Years Ended 6/30/05 2.22%
                        Ten Years Ended 6/30/05. 6.76%

*  Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 6/30/05, fees totaling 0.20% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

Returns assume reinvestment of all dividends and distributions. The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. Annuity contract fees are not reflected in returns.

                         PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2005)

                                    [CHART]

Consumer Discretionary                    12.0%
Consumer Staples                           8.4%
Energy                                    11.3%
Financials                                24.9%
Health Care                               10.3%
Industrials                               10.8%
Information Technology                    13.0%
Materials                                  2.8%
Telecommunication Services                 3.1%
Utilities                                  3.4%


Wilshire Associates Incorporated structures the management of the Equity Fund (the "Fund") to be a diversified strategy with tactical value style orientation. The Fund is managed by three sub-advisers, Bernstein Investment Research and Management, Wellington Management Company, LLP and Mellon Equity Associates, LLP. For the six-month period ended June 30, 2005 (the "Period"), the Fund posted a total return of 0.19% while the S&P 500 index returned -0.82%. As was the case for the first half of this year, the Fund should outperform the broad market during periods when value style outperforms.

During the Period, all three managers were able to add value through stock selection. In terms of sector performance, overweight in the Financials and Energy sector combined with underweight in the Information Technology contributed positively to the overall portfolio performance. Even though underweight in the Healthcare sector was a detractor to the Fund's performance, positive stock selection in other sectors was more than enough to offset this impact.

** Based on percent of Fund's total long-term market value.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
COMMENTARY

                          Average Annual Total Return

                        Six Months Ended 6/30/05 2.14%*
                        One Year Ended 6/30/05.. 7.01%
                        Five Years Ended 6/30/05 7.85%
                        Ten Years Ended 6/30/05. 6.58%

*  Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ending 6/30/05, fees totaling 0.18% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

Returns assume reinvestment of all dividends and distributions. The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. Annuity contract fees are not reflected in returns.

                         PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2005)

                                    [CHART]

               Asset Backed Securities                  6.3%
               Collateralized Mortgage Obligations     13.0%
               Corporate Bonds                         21.6%
               Foreign Bonds                           11.5%
               U.S. Government & Agency Obligations    25.8%
               U.S. Treasury Obligations               21.4%
               Preferred Stock                          0.4%


The Income Fund (the "Fund") is managed by Western Asset Management Company ("Western"), and BlackRock Financial Management ("BlackRock"). The mix provides exposure to all areas of the bond markets.

The Fund returned 2.14%, underperforming the Lehman Brothers Aggregate Bond Index, which returned 2.52% for the six-month period ended June 30, 2005. The shorter market duration was a major detractor to the Fund's performance. Managers of the Income Fund will continue to be defensively positioned relative to the interest rates on the expectation that the FOMC will continue to tighten monetary policy in the near future. BlackRock and Western will attempt to make up the performance drag, resulting from the short duration, by finding opportunities in the non-traditional sectors.

** Based on percent of Fund's total long-term market value.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
COMMENTARY

                          Average Annual Total Return

                  Six Months Ended 6/30/05........... (1.26)%*
                  One Year Ended 6/30/05.............  7.06%
                  Five Years Ended 6/30/05........... (5.65)%
                  Inception (3/31/97) through 6/30/05  3.54%

*  Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 6/30/05, fees totaling 0.22% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

Returns assume reinvestment of all dividends and distributions. The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. Annuity contract fees are not reflected in returns. Foreign securities may be subject to a higher degree of market risk due to currency fluctuations, lack of liquidity, and political and economic instability.

                         PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2005)

                                    [CHART]

               Consumer Discretionary           17.0%
               Consumer Staples                  7.9%
               Energy                            9.1%
               Financials                       23.9%
               Health Care                       8.9%
               Industrials                       6.8%
               Information Technology            8.0%
               Materials                         7.2%
               Telecommunication Services        8.5%
               Utilities                         2.7%


The International Equity Fund (the "Fund") is managed by The Boston Company Asset Management and New Star Institutional Managers. The Fund underperformed its benchmark for the six-month period ended June 30, 2005 (the "Period"). The International Equity Fund posted a total return of -1.26% which the Morgan Stanley EAFE Index had a return of -1.17%.

The Fund fell short of the benchmark during the Period primarily due to the value style exposure of the Fund. Underperformance can be attributed to the underweight exposure to Energy, Resources, Electric and Gas Utilities. On a positive note, exposure to emerging markets contributed positively to the Fund's overall performance.

** Based on percent of Fund's total long-term market value.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
SHORT-TERM INVESTMENT FUND
COMMENTARY

                          Average Annual Total Return

                        Six Months Ended 6/30/05 1.19%*
                        One Year Ended 6/30/05.. 1.91%
                        Five Years Ended 6/30/05 2.68%
                        Ten Years Ended 6/30/05. 3.84%

*  Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 6/30/05, fees totaling 0.61% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

Returns assume reinvestment of all dividends and distributions. The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. Annuity contract fees are not reflected in returns.

                         PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2005)

                                    [CHART]

               Corporate Bonds                         33.3%
               U.S. Government & Agency Obligations    60.5%
               U.S. Treasury Obligations                6.2%

The Short-Term Investment Fund (the "Fund") is managed by Western Asset Management. The Fund generated returns slightly lower than the index for six-month period ended June 30, 2005 (the "Period"). The Fund returned 1.19% while the benchmark index based on 90-day Treasury Bills returned 1.30% for the Period. The marginal underperformance stems from trading costs and management fees. Short-term rates rose and the yield curve flattened over the Period as FOMC increased Fed Funds rate to keep inflation in check. The Fund seeks to preserve invested capital and outpace inflation during the course of the year.

** Based on percent of Fund's total market value.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
COMMENTARY

                          Average Annual Total Return

                 Six Months Ended 6/30/05...........  (4.38)%*
                 One Year Ended 6/30/05.............  (0.84)%
                 Five Years Ended 6/30/05........... (10.78)%
                 Inception (3/31/97) through 6/30/05   4.40%

*  Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 6/30/05, fees totaling 0.34% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

Returns assume reinvestment of all dividends and distributions. The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. Annuity contract fees are not reflected in returns. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

                         PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2005)

                                    [CHART]

Consumer Discretionary                    20.4%
Consumer Staples                           0.1%
Energy                                     6.1%
Financials                                 3.9%
Health Care                               19.8%
Industrials                               10.8%
Information Technology                    33.5%
Materials                                  4.5%
Telecommunication Services                 0.9%


The Small Cap Growth Fund (the "Fund") is managed by BlackRock Financial Management and Mazama Capital Management. The mix provides diversification as well as disciplined approach to portfolio management. For the six-month period ended June 30, 2005, the Fund posted a total return of -4.38%, trailing the Russell 2000 Growth Index by 79 basis points.

Overall, the portfolio's overweight in Information Technology weighed most heavily on the Fund's performance, followed by an underweight exposure to the Energy sector. Poor security selection in Consumer Discretionary and Industrials negatively affected the Fund's performance. On a positive note, security selection within the Healthcare sector gave a boost to the relative performance.

** Based on percent of Fund's total long-term market value.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND
COMMENTARY

                          Average Annual Total Return

                  Six Months Ended 6/30/05........... (0.13)%*
                  One Year Ended 6/30/05.............  8.89%
                  Five Years Ended 6/30/05...........  5.11%
                  Inception (3/31/97) through 6/30/05  8.63%

*  Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 6/30/05, fees totaling 0.36% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

Returns assume reinvestment of all dividends and distributions. The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. Annuity contract fees are not reflected in returns.

                         PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2005)

                                    [CHART]

               Consumer Discretionary          10.3%
               Consumer Staples                 7.6%
               Energy                           5.3%
               Financials                      38.8%
               Health Care                      8.0%
               Industrials                      6.9%
               Information Technology           6.4%
               Materials                        4.5%
               Telecommunication Services       4.4%
               Utilities                        7.8%


The Socially Responsible Fund (the "Fund") is managed by Bernstein Investment Research and Management. The Fund underperformed the Russell 1000 Value Index for the six-month period ended June 30, 2005 (the "Period") primarily due to its underweight in the Energy sector. The Fund returned -0.13% while the benchmark index gained 1.76% for the Period.

The Fund's underperformance suffered in part owing to its socially responsible mandate. Based on screens employed by the manager, which ensure that socks held in the portfolio comply with the socially responsible standards set forth in the prospectus, the Fund is unable to hold tobacco and oil stocks. Significant underweight to the Energy sector detracted from returns as this sector enjoyed strong performance. Positive contributions came from Utilities and Information Technology, where the Fund held overweight positions in electric utilities and telecommunications.

** Based on percent of Fund's total long-term market value.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES
                       For the Six Month Period Ended June 30, 2005 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

Hypothetical 5% Return: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES - (CONTINUED)
                       For the Six Month Period Ended June 30, 2005 (Unaudited)


                           Beginning  Ending
                            Account   Account                 Expenses Paid
                             Value     Value    Expense       During Period
                           1/1/2005  6/30/2005 Ratio/(1)/ 1/1/2005-6/30/2005/(2)/
                           --------- --------- ---------  ----------------------

Balanced Fund/(3)/
---------------------------------------------------------------------------------
Actual Fund Return........ $1,000.00 $1,009.50   0.05%            $0.25
Hypothetical 5% Return.... $1,000.00 $1,024.55   0.05%            $0.25

Equity Fund
---------------------------------------------------------------------------------
Actual Fund Return........ $1,000.00 $1,001.90   0.84%            $4.17
Hypothetical 5% Return.... $1,000.00 $1,020.63   0.84%            $4.21

Income Fund
---------------------------------------------------------------------------------
Actual Fund Return........ $1,000.00 $1,021.40   0.91%            $4.56
Hypothetical 5% Return.... $1,000.00 $1,020.28   0.91%            $4.56

International Equity Fund
---------------------------------------------------------------------------------
Actual Fund Return........ $1,000.00 $  987.40   1.51%            $7.44
Hypothetical 5% Return.... $1,000.00 $1,017.31   1.51%            $7.55

Short-Term Investment Fund
---------------------------------------------------------------------------------
Actual Fund Return........ $1,000.00 $1,011.90   0.13%            $0.65
Hypothetical 5% Return.... $1,000.00 $1,024.15   0.13%            $0.65

Small Cap Growth Fund
---------------------------------------------------------------------------------
Actual Fund Return........ $1,000.00 $  956.20   1.51%            $7.32
Hypothetical 5% Return.... $1,000.00 $1,017.31   1.51%            $7.55

Socially Responsible Fund
---------------------------------------------------------------------------------
Actual Fund Return........ $1,000.00 $  998.70   1.00%            $4.96
Hypothetical 5% Return.... $1,000.00 $1,019.84   1.00%            $5.01

/(1)/ Annualized, based on the Fund's most recent fiscal half-year expenses.

/(2)/ Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

/(3)/ The expense ratio for the Balanced Fund does not include the expenses of the underlying funds.

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND
STATEMENT OF INVESTMENTS
                                                                   June 30, 2005
                                                                     (Unaudited)


                 Shares                                                         Value
----------------------------------------                                   ---------------
INVESTMENTS IN UNDERLYING FUNDS -
  100.1%

7,310,183                                Wilshire Variable Insurance Trust
                                         Equity Fund* ....................  $156,291,722
8,419,632                                Wilshire Variable Insurance Trust
                                         Income Fund* ....................   104,571,827

                                                                            ------------
Total Investments in Underlying Funds
(Cost $247,765,166)                                                          260,863,549
Other Assets & Liabilities, Net - (0.1)%                                        (197,172)
                                                                            ------------
NET ASSETS - 100.0%                                                         $260,666,377
                                                                            ============

     * Affiliated fund.










                       See Notes to Financial Statements.
                                       11

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
STATEMENT OF INVESTMENTS
                                                                   June 30, 2005
                                                                     (Unaudited)




    Shares                                                       Value
--------------                                              ---------------
COMMON STOCK - 98.7%
Consumer Discretionary - 11.9%
      8,500    Abercrombie & Fitch Co., Class A ........... $  583,949
     14,900    American Axle & Manufacturing
               Holdings, Inc. .............................    376,523
     17,000    American Eagle Outfitters ..................    521,050
     23,400    Autoliv, Inc. ..............................  1,024,920
      7,600    Black & Decker Corp. .......................    682,860
     19,800    BorgWarner, Inc. ...........................  1,062,666
     20,800    Claire's Stores, Inc. ......................    500,240
     37,000    Coach, Inc.\^ ..............................  1,242,090
    101,888    Comcast Corp., Class A\^ ...................  3,127,962
     27,000    Cooper Tire & Rubber Co. ...................    501,390
      5,900    Dana Corp. .................................     88,559
     49,600    Federated Department Stores, Inc. ..........  3,634,688
     58,700    Gap, Inc. (The) ............................  1,159,325
     27,300    Genuine Parts Co. ..........................  1,121,757
     30,100    GTECH Holdings Corp. .......................    880,124
     81,700    Home Depot, Inc. ...........................  3,178,130
     86,500    Interpublic Group of Companies, Inc.\^......  1,053,570
     21,600    Jones Apparel Group, Inc. ..................    670,464
     23,900    Kohl's Corp.\^ .............................  1,336,249
     30,200    Lear Corp. .................................  1,098,676
     58,100    Limited Brands, Inc. .......................  1,244,502
     39,500    Lowe's Cos., Inc. ..........................  2,299,690
     12,100    Magna International, Inc., Class A .........    851,114
     27,500    Marvel Enterprises, Inc.\^ .................    542,300
     33,900    Mattel, Inc. ...............................    620,370
    137,500    McDonald's Corp. ...........................  3,815,625
     23,600    McGraw-Hill Cos., Inc. (The) ...............  1,044,300
     51,100    Newell Rubbermaid, Inc. ....................  1,218,224
     10,800    Nike, Inc., Class B ........................    935,280
     12,700    Nordstrom, Inc. ............................    863,219
      1,000    NVR, Inc.\^ ................................    810,000
     61,200    Office Depot, Inc.\^ .......................  1,397,808
      6,600    Polaris Industries, Inc. ...................    356,400
     14,700    Reynolds American, Inc. ....................  1,158,360
     70,000    Target Corp. ...............................  3,808,700
    511,600    Time Warner, Inc.\^ ........................  8,548,836
    155,881    Viacom, Inc., Class B ......................  4,991,310
     82,000    Walt Disney Co. (The) ......................  2,064,760

                                                            ----------
                                                            60,415,990
                                                            ----------
Consumer Staples - 8.3%
    155,200    Altria Group, Inc. ......................... 10,035,232
     29,000    Archer-Daniels-Midland Co. .................    620,020
    105,800    Coca-Cola Co. (The) ........................  4,417,150
     24,500    Fresh Del Monte Produce, Inc. ..............    659,540
     31,900    Kellogg Co. ................................  1,417,636
     37,700    Kraft Foods, Inc., Class A .................  1,199,237
     35,000    Kroger Co. (The)\^ .........................    666,050
     16,600    Monsanto Co. ...............................  1,043,642
    104,700    PepsiCo, Inc. ..............................  5,646,471
    131,800    Procter & Gamble Co. .......................  6,952,450
     58,500    Safeway, Inc.\^ ............................  1,321,515
    104,600    Sara Lee Corp. .............................  2,072,126


    Shares                                                       Value
--------------                                              ---------------
Consumer Staples (continued)
     47,200    Supervalu, Inc. ............................ $1,539,192
     24,900    Unilever NV ................................  1,614,267
     25,100    UST, Inc. ..................................  1,146,066
     39,200    Wal-Mart Stores, Inc. ......................  1,889,440

                                                            ----------
                                                            42,240,034
                                                            ----------
Energy - 11.2%
     21,100    Baker Hughes, Inc. .........................  1,079,476
     17,200    BP PLC ADR .................................  1,072,936
    115,476    Chevron Corp. ..............................  6,457,418
    171,800    ConocoPhillips .............................  9,876,782
     20,400    Diamond Offshore Drilling, Inc. ............  1,089,972
    323,600    Exxon Mobil Corp. .......................... 18,597,292
      9,300    Frontline, Ltd. ............................    374,232
     66,300    GlobalSantaFe Corp. ........................  2,705,040
     59,300    Halliburton Co. ............................  2,835,726
     44,600    Marathon Oil Corp. .........................  2,380,302
     10,700    National Oilwell Varco, Inc.\^ .............    508,678
     23,900    Noble Energy, Inc. .........................  1,808,035
     71,250    Occidental Petroleum Corp. .................  5,481,262
     32,200    Rowan Cos., Inc. ...........................    956,662
     20,100    Valero Energy Corp. ........................  1,590,111

                                                            ----------
                                                            56,813,924
                                                            ----------
Financials - 24.6%
     19,400    ACE, Ltd. ..................................    870,090
     14,100    Allstate Corp. .............................    842,475
     17,400    American Express Co. .......................    926,202
     33,400    American Financial Group, Inc. .............  1,119,568
    143,725    American International Group, Inc. .........  8,350,422
     15,150    Astoria Financial Corp. ....................    431,320
    312,600    Bank of America Corp. ...................... 14,257,686
     10,200    Bank of Hawaii Corp. .......................    517,650
     10,800    Bear Stearns Cos., Inc. (The) ..............  1,122,552
         17    Berkshire Hathaway, Inc., Class A\^ ........  1,419,500
     19,600    Capital One Financial Corp. ................  1,568,196
     40,600    Chubb Corp. ................................  3,475,766
     19,440    Cincinnati Financial Corp. .................    769,046
     30,600    CIT Group, Inc. ............................  1,314,882
    382,181    Citigroup, Inc. ............................ 17,668,229
     40,400    Comerica, Inc. .............................  2,335,120
     68,300    Countrywide Financial Corp. ................  2,637,063
     23,500    Endurance Specialty Holdings, Ltd. .........    888,770
     45,800    Fannie Mae .................................  2,674,720
     47,700    Freddie Mac ................................  3,111,471
     83,800    Genworth Financial, Inc., Class A ..........  2,533,274
     23,500    Golden West Financial Corp. ................  1,512,930
     30,600    Goldman Sachs Group, Inc. ..................  3,121,812
     22,000    Hartford Financial Services Group,
               Inc. .......................................  1,645,160
     29,200    Huntington Bancshares, Inc. ................    704,888
    145,312    JPMorgan Chase & Co. .......................  5,132,420
     61,300    KeyCorp ....................................  2,032,095
     10,900    Lehman Brothers Holdings, Inc. .............  1,082,152
     33,700    Marshall & Ilsley Corp. ....................  1,497,965

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)




    Shares                                                         Value
--------------                                                ---------------
Financials (continued)
     66,300    Merrill Lynch & Co., Inc. .................... $ 3,647,163
     62,900    MetLife, Inc. ................................   2,826,726
     14,800    Moody's Corp. ................................     665,408
     35,600    Morgan Stanley ...............................   1,867,932
     26,200    National City Corp. ..........................     893,944
     44,500    North Fork Bancorp, Inc. .....................   1,250,005
      5,600    PartnerRe, Ltd. ..............................     360,752
     31,300    Platinum Underwriters Holdings, Ltd. .........     995,966
     44,000    PNC Financial Services Group, Inc. ...........   2,396,240
     42,000    Principal Financial Group ....................   1,759,800
     29,800    Prudential Financial, Inc. ...................   1,956,668
     80,823    St. Paul Travelers Cos., Inc. (The) ..........   3,194,933
     38,700    State Street Corp. ...........................   1,867,275
     18,000    SunTrust Banks, Inc. .........................   1,300,320
     15,300    Torchmark Corp. ..............................     798,660
     67,500    U.S. Bancorp .................................   1,971,000
     48,800    UnumProvident Corp. ..........................     894,016
     95,751    Wachovia Corp. ...............................   4,749,251
     52,100    Washington Mutual, Inc. ......................   2,119,949
     43,900    Wells Fargo & Co. ............................   2,703,362
     16,400    XL Capital, Ltd., Class A ....................   1,220,488

                                                              -----------
                                                              125,003,282
                                                              -----------
Health Care - 10.1%
     83,800    Abbott Laboratories ..........................   4,107,038
     33,600    Aetna, Inc. ..................................   2,782,752
      7,800    AmerisourceBergen Corp. ......................     539,370
     47,100    Amgen, Inc.\^ ................................   2,847,666
     54,700    Baxter International, Inc. ...................   2,029,370
     22,400    Bristol-Myers Squibb Co. .....................     559,552
     13,400    Cigna Corp. ..................................   1,434,202
     62,100    Eli Lilly & Co. ..............................   3,459,591
     11,100    Fisher Scientific International, Inc.\^ ......     720,390
     25,000    Genzyme Corp.\^ ..............................   1,502,250
     25,100    GlaxoSmithKline PLC ADR ......................   1,217,601
     22,600    HCA, Inc. ....................................   1,280,742
     90,900    Johnson & Johnson ............................   5,908,500
     15,300    Laboratory Corp. of America
               Holdings\^ ...................................     763,470
     35,100    Medco Health Solutions, Inc.\^ ...............   1,872,936
     60,700    Medtronic, Inc. ..............................   3,143,653
     85,300    Merck & Co., Inc. ............................   2,627,240
    235,550    Pfizer, Inc. .................................   6,496,469
    141,900    Schering-Plough Corp. ........................   2,704,614
     20,900    Thermo Electron Corp.\^ ......................     561,583
     43,400    WellPoint, Inc.\^ ............................   3,022,376
     42,400    Wyeth ........................................   1,886,800

                                                              -----------
                                                               51,468,165
                                                              -----------
Industrials - 10.7%
     13,200    3M Co. .......................................     954,360
      6,200    Apollo Group, Inc., Class A\^ ................     484,964
     92,400    Boeing Co. ...................................   6,098,400
     62,300    Burlington Northern Santa Fe Corp. ...........   2,933,084
     11,900    Caterpillar, Inc. ............................   1,134,189


    Shares                                                         Value
--------------                                                ---------------
Industrials (continued)
     31,600    Cooper Industries, Ltd., Class A ............. $ 2,019,240
     48,100    CSX Corp. ....................................   2,051,946
     20,500    Eaton Corp. ..................................   1,227,950
     19,600    Equifax, Inc. ................................     699,916
     94,100    Flextronics International, Ltd.\^ ............   1,243,061
     20,500    General Dynamics Corp. .......................   2,245,570
    359,000    General Electric Co. .........................  12,439,350
     28,200    Goodrich Corp. ...............................   1,155,072
     23,400    Graco, Inc. ..................................     797,238
     22,600    Ingersoll-Rand Co., Ltd., Class A ............   1,612,510
     66,300    Ingram Micro, Inc., Class A\^ ................   1,038,258
     13,500    ITT Educational Services, Inc.\^ .............     721,170
     59,200    Norfolk Southern Corp. .......................   1,832,832
     61,500    Owens-Illinois, Inc.\^ .......................   1,540,575
      9,000    Paccar, Inc. .................................     612,000
     19,500    Raytheon Co. .................................     762,840
     21,500    Rockwell Automation, Inc. ....................   1,047,265
     20,000    Rockwell Collins, Inc. .......................     953,600
      3,255    Ship Finance International, Ltd. .............      61,552
     17,000    SPX Corp. ....................................     781,660
     22,900    Textron, Inc. ................................   1,736,965
     78,100    Tyco International, Ltd. .....................   2,280,520
      6,400    United Parcel Service, Inc., Class B .........     442,624
     63,500    United Technologies Corp. ....................   3,260,725

                                                              -----------
                                                               54,169,436
                                                              -----------
Information Technology - 12.8%
     31,200    Accenture, Ltd., Class A\^ ...................     707,303
     31,657    ADC Telecommunications, Inc.\^................     689,173
     24,200    Adobe Systems, Inc. ..........................     692,604
     52,140    Agere Systems, Inc.\^ ........................     625,680
     53,100    Analog Devices, Inc. .........................   1,981,161
     13,900    Autodesk, Inc. ...............................     477,743
     47,900    Avnet, Inc.\^ ................................   1,079,187
     43,000    Celestica, Inc.\^ ............................     576,200
    259,500    Cisco Systems, Inc.\^ ........................   4,959,045
     60,200    Comcast Corp., Special Class A\^ .............   1,802,990
     15,400    Computer Sciences Corp.\^ ....................     672,980
    209,900    Corning, Inc.\^ ..............................   3,488,538
     83,400    Dell, Inc.\^ .................................   3,295,134
     65,700    Earthlink, Inc.\^ ............................     568,962
      8,200    Electronic Arts, Inc.\^ ......................     464,202
     57,000    Electronic Data Systems Corp. ................   1,097,250
     49,600    EMC Corp.\^ ..................................     680,016
     13,000    First Data Corp. .............................     521,820
    211,100    Hewlett-Packard Co. ..........................   4,962,961
    221,200    Intel Corp. ..................................   5,764,472
     37,300    International Business Machines Corp..........   2,767,660
    517,800    Microsoft Corp. ..............................  12,862,152
     60,064    News Corp., Class A ..........................     971,836
    146,000    Nokia Oyj ADR ................................   2,429,440
    197,200    Nortel Networks Corp.\^ ......................     514,692
     31,700    Oracle Corp.\^ ...............................     418,440
     91,200    Quantum Corp.\^ ..............................     270,864

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)




    Shares                                                       Value
--------------                                              ---------------
Information Technology (continued)
155,900        Sanmina-SCI Corp.\^ ........................ $   852,773
207,800        Solectron Corp.\^ ..........................     787,562
 27,800        Storage Technology Corp.\^ .................   1,008,862
192,700        Sun Microsystems, Inc.\^ ...................     718,771
 21,400        Tech Data Corp.\^ ..........................     783,454
130,000        Tellabs, Inc.\^ ............................   1,131,000
 54,000        Texas Instruments, Inc. ....................   1,515,780
 90,400        Yahoo!, Inc.\^ .............................   3,132,360

                                                            -----------
                                                             65,273,067
                                                            -----------
Materials - 2.8%
 28,100        Air Products & Chemicals, Inc. .............   1,694,430
 44,900        Dow Chemical Co. (The) .....................   1,999,397
 32,200        du Pont (E.I.) de Nemours & Co. ............   1,384,922
 29,800        Engelhard Corp. ............................     850,790
 20,400        Hercules, Inc.\^ ...........................     288,660
 35,600        International Paper Co. ....................   1,075,476
 14,400        IPSCO, Inc. ................................     629,280
 10,900        Phelps Dodge Corp. .........................   1,008,250
 16,600        Potlatch Corp. .............................     868,678
 18,400        PPG Industries, Inc. .......................   1,154,784
 12,900        Rio Tinto PLC ADR ..........................   1,572,768
 53,700        Smurfit-Stone Container Corp.\^ ............     546,129
 32,500        United States Steel Corp. ..................   1,117,025

                                                            -----------
                                                             14,190,589
                                                            -----------
Telecommunication Services - 3.0%
 42,100        AT&T Corp. .................................     801,584
 55,200        Deutsche Telekom AG ADR ....................   1,016,784
 84,900        Nextel Communications, Inc.,
               Class A\^ ..................................   2,743,119
137,200        SBC Communications, Inc. ...................   3,258,500
111,800        Sprint Corp. ...............................   2,805,062
117,158        Verizon Communications, Inc. ...............   4,047,809
 32,200        Vodafone Group PLC ADR .....................     783,104

                                                            -----------
                                                             15,455,962
                                                            -----------


    Shares                                                       Value
--------------                                              ---------------
Utilities - 3.3%
 56,220        American Electric Power Co., Inc. .......... $ 2,072,831
 21,500        Consolidated Edison, Inc. ..................   1,007,060
 42,200        Duquesne Light Holdings, Inc. ..............     788,296
 48,300        Entergy Corp. ..............................   3,649,065
 28,100        National Fuel Gas Co. ......................     812,371
 27,200        NSTAR ......................................     838,576
 65,100        PG&E Corp. .................................   2,443,854
 24,900        PPL Corp. ..................................   1,478,562
 78,700        Southern Co. (The) .........................   2,728,529
  9,500        TXU Corp. ..................................     789,355

                                                            -----------
                                                             16,608,499
                                                            -----------
Total Common Stock (Cost $456,861,805)
                                                            501,638,948
                                                            -----------


                                        Maturity
                                          Date         Par
                                       ---------- -------------
REPURCHASE AGREEMENTS - 0.3%

Agreement with UBS Securities, 2.93%
  dated 06/30/2005 to be repurchased
  at $1,502,122, collateralized by
  $1,070,000 U.S. Treasury Bonds,
  8.00%, due 11/15/2001 (market value
$  1,548,156)
  (Cost $1,502,000)                    07/21/05   $1,502,000       1,502,000
                                                                   ---------
Total Investments - 99.0%
(Cost $458,363,805)                                              503,140,948
Other Assets & Liabilities, Net - 1.0%                             4,853,483
                                                                 -----------
NET ASSETS - 100.0%                                             $507,994,431
                                                                ============

     \^ Non-income producing security.
ADR - American Depository Receipt.

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS
                                                                   June 30, 2005
                                                                     (Unaudited)




                                         Maturity
                                           Date           Par            Value
                                        ---------- ---------------- ---------------
ASSET BACKED SECURITIES - 5.8%

Amortizing Residential Collateral Trust
     3.59  %(a)                         01/01/32   $ 112,294        $ 112,487
Bayview Financial Acquisition Trust
     3.77  %(a)                         02/28/44     367,745          368,113
Chase Issuance Trust
     3.22  %                            06/15/10     475,000          467,319
Chase Manhattan Auto Owner Trust
     3.87  %                            06/15/09     550,000          549,398
Chesapeake Funding LLC
     3.52  %(a)                         08/07/15   1,100,000        1,101,366
Citibank Credit Card Issuance Trust
     2.55  %                            01/20/09     525,000          513,964
     6.90  %                            10/15/07     425,000          428,890
Citibank Credit Card Master Trust I
     6.10  %                            05/15/08     525,000          534,688
Countrywide Asset-Backed Certificates
     3.38  %(a)                         06/25/35     438,512          438,963
Discover Card Master Trust I
     3.25  %(a)                         07/15/08     600,000          600,466
Green Tree Financial Corp.
     9.15  %                            01/15/18      56,343           51,211
Green Tree Home Improvement Loan
  Trust
     7.60  %                            07/15/20      24,182           24,208
Green Tree Recreational, Equipment &
  Consumer Trust
     7.25  %                            03/15/29     127,240          114,246
MBNA Credit Card Master Note Trust
     2.65  %                            11/15/10     600,000          577,390
     2.70  %                            09/15/09     525,000          513,654
     3.30  %                            07/15/10     510,000          501,294
MSDWCC Heloc Trust
     3.28  %(a)                         07/25/17      88,232           88,237
Nissan Auto Receivables Owner Trust
     1.89  %                            12/15/06     226,493          225,780
SLM Student Loan Trust
     3.15  %(a)                         10/26/09     325,710          325,660

                                                                    ---------
Total Asset Backed Securities
(Cost $7,611,688)                                                   7,537,334
                                                                    ---------
COLLATERALIZED MORTGAGE
  OBLIGATIONS - 12.0%

Asset Securitization Corp.
     6.75  %                            02/14/43     260,000          274,665
     6.82  %(a)                         02/14/43     100,000          112,257
Bank of America Alternative Loan Trust
     5.00  %                            08/25/19     185,805          186,645
Bear Stearns Adjustable Rate Mortgage
  Trust
     4.03  %(a)                         07/25/34     821,712          809,081
Bear Stearns Commercial Mortgage
  Securities
     4.67  %                            06/11/41     325,000          327,552
     4.82  %                            11/11/41     345,000          352,001


                                         Maturity
                                           Date           Par            Value
                                        ---------- ---------------- ---------------
Capital Lease Funding Securitization LP
      7.35%*                            06/22/24   $ 304,246        $ 314,589
Commercial Mortgage Pass Through
  Certificates
     7.42  %                            08/15/33     290,000          323,947
Countrywide Alternative Loan Trust
     3.54  %(a)                         09/25/34     290,265          290,629
     6.00  %                            12/25/34     386,146          397,596
Countrywide Home Loan Mortgage Pass
  Through Trust
     3.36  %(a)                         02/25/35     430,569          430,434
CS First Boston Mortgage Securities
  Corp.
     6.30  %                            11/11/30     320,000          340,067
     6.55  %                            01/17/35     675,000          708,974
Deutsche Mortgage and Asset Receiving
  Corp.
     6.54  %                            06/15/31     796,650          835,115
GMAC Commercial Mortgage Securities,
  Inc.
     4.65  %                            04/10/40     575,000          581,835
     7.18  %                            08/15/36     303,671          331,726
     7.46  %                            08/16/33     280,000          315,721
GS Mortgage Securities Corp. II
     6.14  %                            10/18/30     462,769          484,827
     6.62  %                            10/18/30     400,000          424,225
Harborview Mortgage Loan Trust
     3.48  %(a)                         05/19/35     591,435          590,725
Impac CMB Trust
     3.44  %(a)                         10/25/33     287,348          287,373
     3.58  %(a)                         05/25/35     583,078          582,063
JP Morgan Chase Commercial Mortgage
  Securities Corp.
     4.74  %                            07/15/42     325,000          328,234
     6.43  %                            04/15/35     300,000          329,264
LB-UBS Commercial Mortgage Trust
     4.06  %(a)                         09/15/27     180,000          178,745
     5.16  %(a)                         06/15/29     360,000          374,688
     7.37  %                            08/15/26     270,000          304,395
Residential Asset Securitization Trust
     4.75  %                            02/25/19   1,379,676        1,372,348
Salomon Brothers Mortgage Securities
  VII
     3.39  %(a)                         03/25/32     281,469          282,235
     6.59  %                            12/18/33     300,000          327,986
Small Business Administration
     4.75  %                            08/10/14     319,901          323,170
Washington Mutual Mortgage
  Pass-Through Certificates
     5.49  %(a)                         01/25/35     563,945          570,831
Washington Mutual, Inc.
     3.32  %(a)                         04/25/45     496,264          496,291
     3.42  %(a)                         11/25/34     830,718          832,173

                       See Notes to Financial Statements.
                                       15

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)




                                             Maturity
                                               Date              Par            Value
                                        ----------------- ---------------- ---------------
Wells Fargo Mortgage Backed Securities
  Trust
      3.54  %(a)                           09/25/34           $470,000     $  457,788

                                                                           ----------
Total Collateralized Mortgage
Obligations
(Cost $15,526,352)                                                         15,480,195
                                                                           ----------
CORPORATE BONDS - 21.1%

Consumer Discretionary - 2.2%

Caesars Entertainment, Inc.
      8.12  %                              05/15/11             12,000         13,800
Clear Channel Communications ,Inc.
      4.25  %                              05/15/09             50,000         48,183
Comcast Cable Communications
  Holdings, Inc.
      8.38  %                              03/15/13             75,000         91,451
Comcast Corp.
      5.65  %                              06/15/35             25,000         24,895
      6.50  %                              01/15/15            345,000        384,552
COX Communications, Inc.
      4.62  %                              06/01/13             20,000         19,414
      7.75  %                              11/01/10             15,000         16,984
CSC Holdings, Inc.
      7.62  %                              04/01/11             10,000          9,875
      7.88  %                              02/15/18             31,000         30,535
D.R. Horton, Inc.
      7.88  %                              08/15/11             10,000         11,240
DirecTV Holdings LLC
       6.38%*                              06/15/15             35,000         34,825
Eastman Kodak Co.
      7.25  %                              11/15/13             15,000         15,770
Echostar DBS Corp.
      6.35  %(a)                           10/01/08             25,000         25,562
Federated Department Stores, Inc.
      6.79  %                              07/15/27             30,000         33,909
General Motors Corp.
      8.38  %                           07/33-07/33             60,000         54,912
Harrah's Operating Co., Inc.
      7.88  %                              12/15/05             43,000         43,645
Historic TW, Inc.
      6.62  %                              05/15/29            165,000        183,853
Inn of the Mountain Gods Resort &
  Casino
     12.00  %                              11/15/10             20,000         23,100
International Paper Co.
      5.50  %                              01/15/14             50,000         51,056
JC Penney Co., Inc.
      7.40  %                              04/01/37             10,000         10,800
John Q. Hammons Hotels LP
      8.88  %                              05/15/12             15,000         16,350
K2, Inc.
      7.38  %                              07/01/14             20,000         21,050
KB Home
      6.25  %                              06/15/15             60,000         61,000


                                             Maturity
                                               Date              Par            Value
                                        ----------------- ---------------- ---------------
Consumer Discretionary (continued)
Lamar Media Corp.
      7.25  %                              01/01/13           $ 25,000     $   26,375
Lennar Corp.
       5.60%*                              05/31/15             55,000         56,366
Liberty Media Corp.
      4.91  %(a)                           09/17/06            123,000        123,759
      5.70  %                              05/15/13             60,000         55,806
MacDermid, Inc.
      9.12  %                              07/15/11             10,000         10,775
May Department Stores Co. (The)
      7.88  %                              03/01/30             30,000         37,936
MGM Mirage
      6.00  %                              10/01/09             45,000         45,225
      6.75  %                              09/01/12             20,000         20,600
      8.50  %                              09/15/10             50,000         55,500
Mohegan Tribal Gaming Authority
       6.12%*                              02/15/13             10,000         10,100
      8.00  %                              04/01/12              5,000          5,350
Movie Gallery, Inc.
      11.00%*                              05/01/12             10,000         10,500
News America, Inc.
      6.20  %                              12/15/34            155,000        162,671
Oxford Industries, Inc.
      8.88  %                              06/01/11             10,000         10,700
Premier Entertainment Biloxi LLC
     10.75  %                              02/01/12             10,000          9,700
Pulte Homes, Inc.
      6.00  %                              02/15/35             15,000         14,594
Reader's Digest Association, Inc. (The)
      6.50  %                              03/01/11             10,000         10,150
Station Casinos, Inc.
      6.00  %                              04/01/12             20,000         20,300
Tele-Communications - TCI Group
      7.88  %                              08/01/13            295,000        351,129
Time Warner, Inc.
      6.88  %                              05/01/12            400,000        451,368
      7.70  %                              05/01/32             50,000         63,251
Toys R US, Inc.
      7.38  %                              10/15/18             33,000         26,730
Viacom, Inc.
      5.62  %                              08/15/12             30,000         30,680
Walt Disney Co.
      6.20  %                              06/20/14             25,000         27,753

                                                                           ----------
                                                                            2,864,079
                                                                           ----------
Consumer Staples - 0.6%

Altria Group, Inc.
      7.00  %                              11/04/13              5,000          5,596
      7.20  %                              02/01/07            240,000        250,055
Delhaize America, Inc.
      9.00  %                              04/15/31             85,000        106,121
General Mills, Inc.
      3.88  %                              11/30/07            150,000        148,753
      5.12  %                              02/15/07            110,000        111,714

                       See Notes to Financial Statements.
                                       16

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)




                                         Maturity
                                           Date             Par            Value
                                      -------------- ---------------- ---------------
Consumer Staples (continued)
Kraft Foods, Inc.
      6.25  %                            06/01/12    $  60,000           $   65,959
Manor Care, Inc.
      7.50  %                            06/15/06       10,000               10,259
Smithfield Foods, Inc.
      7.00  %                            08/01/11       15,000               15,788
Unilever Capital Corp.
      7.12  %                            11/01/10       55,000               62,177

                                                                         ----------
                                                                            776,422
                                                                         ----------
Energy - 2.6%

Amerada Hess Corp.
      7.12  %                            03/15/33       75,000               88,958
      7.30  %                            08/15/31      215,000              259,412
Apache Corp
      6.25  %                            04/15/12      180,000              200,990
Chesapeake Energy Corp.
       6.25%*                            01/15/18       40,000               39,400
      7.50  %                            09/15/13       10,000               10,825
      7.75  %                            01/15/15       20,000               21,600
ConocoPhillips
      4.75  %                            10/15/12      330,000              337,701
ConocoPhillips Holding Co.
      6.95  %                            04/15/29       10,000               12,563
El Paso Corp.
      7.75  %                            01/15/32       30,000               29,250
      7.80  %                            08/01/31      930,000              904,425
El Paso Corp. Convertible Debentures
      4.87  %(b)                         02/28/21    1,050,000              561,750
Enterprise Products Operating LP
      4.00  %                            10/15/07       25,000               24,750
FMC Corp.
     10.25  %                            11/01/09       12,000               13,515
Kerr-McGee Corp.
      7.88  %                            09/15/31       90,000              102,484
Occidental Petroleum Corp.
      8.45  %                            02/15/29       25,000               36,105
Pacific Gas & Electric Co.
      3.82  %(a)                         04/03/06        8,000                8,000
      6.05  %                            03/01/34      120,000              132,251
Pemex Project Funding Master Trust
       5.75%*                            12/15/15       40,000               39,820
Plains Exploration & Production Co.
      7.12  %                            06/15/14       20,000               21,400
Pride International, Inc.
      7.38  %                            07/15/14       20,000               21,950
Southern Natural Gas Co.
      8.88  %                            03/15/10       20,000               21,939
Suburban Propane Partners LP
       6.88%*                            12/15/13       30,000               28,500
Transcontinental Gas Pipe Line Corp.
      8.88  %                            07/15/12       35,000               41,650


                                         Maturity
                                           Date             Par            Value
                                      -------------- ---------------- ---------------
Energy (continued)
Vintage Petroleum, Inc.
      7.88  %                            05/15/11    $  20,000           $   21,100
      8.25  %                            05/01/12       24,000               26,040
Williams Cos., Inc.
      7.50  %                            01/15/31      173,000              187,272
      7.62  %                            07/15/19       10,000               11,250
      7.75  %                            06/15/31       80,000               88,200
XTO Energy, Inc.
      6.25  %                            04/15/13       20,000               21,645
      7.50  %                            04/15/12       36,000               41,405

                                                                         ----------
                                                                          3,356,150
                                                                         ----------
Financials - 10.5%

American Express Bank FSB
      3.35  %(a)                         11/21/07      275,000              275,208
Bank of America Corp.
      3.42  %(a)                         02/17/09      100,000              100,224
      3.88  %                            01/15/08      360,000              358,584
      4.88  %                            01/15/13      120,000              123,096
      5.25  %                            02/01/07      200,000              204,111
BellSouth Capital Funding Corp.
      7.88  %                            02/15/30      160,000              206,514
Berkshire Hathaway Finance Corp.
      3.38  %                            10/15/08      150,000              145,933
      4.12  %                            01/15/10       95,000               94,431
CIT Group, Inc.
      4.00  %                            05/08/08        5,000                4,964
Citigroup, Inc.
      3.62  %                            02/09/09    1,005,000              988,387
      4.12  %                            02/22/10      175,000              174,379
      5.00  %                            09/15/14      265,000              271,081
Conseco Finance Securitizations Corp.
      0.00  %                            03/01/33      650,722              171,934
Deutsche Bank AG
      3.84  %                            03/15/07      150,000              149,748
Devon Financing Corp ULC
      7.88  %                            09/30/31       80,000              104,056
DI Finance/DynCorp International
       9.50%*                            02/15/13       10,000                9,300
EOP Operating LP
      7.00  %                            07/15/11      100,000              110,887
FleetBoston Financial Corp.
      3.85  %                            02/15/08       80,000               79,274
Ford Motor Credit Co.
      4.95  %                            01/15/08      130,000              124,010
      6.62  %                            06/16/08       70,000               69,135
      7.00  %                            10/01/13        5,000                4,797
      7.25  %                            10/25/11       50,000               48,113
      7.38  %                         10/09-02/11      700,000              683,846
Forest City Enterprises, Inc.
      6.50  %                            02/01/17        8,000                7,980

                       See Notes to Financial Statements.
                                       17

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)




                            Maturity
                              Date              Par            Value
                       ----------------- ---------------- ---------------
Financials (continued)
General Electric Capital Corp.
        3.45  %(a)        01/15/08           $950,000       $   943,310
        3.60  %           10/15/08             65,000            63,906
        4.12  %        03/08-09/09            565,000           564,271
General Motors Acceptance Corp.
        4.60  %(a)        09/23/08            175,000           161,786
        4.75  %(c)        09/14/09             55,000            60,549
        5.62  %           05/15/09             90,000            84,284
        6.12  %        09/06-08/07            730,000           727,461
        6.15  %           04/05/07             40,000            39,792
        6.31  %           11/30/07             50,000            48,434
        7.25  %           03/02/11            165,000           154,716
        7.75  %           01/19/10             90,000            87,979
Goldman Sachs Group, Inc.
        6.60  %           01/15/12            290,000           322,310
Host Marriott LP
        9.25  %           10/01/07              4,000             4,320
HSBC Bank USA
        3.87  %           06/07/07            300,000           297,981
HSBC Finance Corp. NA
        6.38  %           11/27/12             40,000            44,239
        6.40  %           06/17/08            325,000           344,218
        6.50  %           11/15/08            213,000           227,344
JP Morgan Chase & Co.
        3.62  %           05/01/08             50,000            49,228
        5.12  %           09/15/14             75,000            76,721
        5.25  %           05/30/07            330,000           336,897
        5.35  %           03/01/07            100,000           101,999
        5.75  %           01/02/13            195,000           208,925
        6.38  %           02/15/08            100,000           105,138
Lehman Brothers Holdings, Inc.
        6.62  %           01/18/12            150,000           167,533
        7.88  %           08/15/10             55,000            63,887
Metlife, Inc.
        5.70  %           06/15/35             80,000            82,470
Mizuho JGB Investment LLC
       9.87  %(a)*        12/31/49            210,000           237,905
Mizuho Preferred Capital Co. LLC
        8.79  %(a)*       12/31/49            360,000           397,188
Morgan Stanley
        3.62  %           04/01/08            270,000           265,814
        4.00  %           01/15/10              5,000             4,924
        4.25  %           05/15/10            100,000            99,336
        5.80  %           04/01/07             75,000            77,091
Protective Life Secured Trust
        3.70  %           11/24/08             85,000            83,715
RBS Capital Trust I
        4.71  %           12/31/49             90,000            88,793
Rouse Co. (The)
        3.62  %           03/15/09             35,000            33,102
        5.38  %           11/26/13            125,000           121,099
Sensus Metering Systems, Inc.
        8.62  %           12/15/13             10,000             9,300


                            Maturity
                              Date              Par            Value
                       ----------------- ---------------- ---------------
Financials (continued)
SLM Corp.
        3.62  %(a)        03/17/08           $225,000       $   221,159
        4.27  %           04/01/09            220,000           216,260
State Street Bank & Trust Corp.
        3.33  %           12/11/06            125,000           124,998
SunTrust Banks, Inc.
        3.62  %           10/15/07            270,000           266,446
        4.00  %           10/15/08             65,000            64,649
UBS Preferred Funding Trust I
        8.62  %(a)        12/31/49             25,000            29,703
UGS Corp.
       10.00  %           06/01/12             20,000            22,200
US Bancorp
        3.12  %           03/15/08            170,000           165,497
US Bank NA
        2.87  %           02/01/07            250,000           245,970
Ventas Realty LP/Ventas Capital Corp.
        6.75%*            06/01/10             10,000            10,376
        8.75  %           05/01/09             20,000            22,100
        9.00  %           05/01/12             10,000            11,500
Verizon Global Funding Corp.
        4.38  %           06/01/13             35,000            34,610
        6.88  %           06/15/12             10,000            11,349
        7.38  %           09/01/12             10,000            11,685
        7.75  %           12/01/30            100,000           129,125
Wells Fargo & Co.
        4.00  %           08/15/08            400,000           399,294
        4.12  %           03/10/08            125,000           124,876
        4.20  %           01/15/10            105,000           104,945
        5.00  %           11/15/14             75,000            77,218

                                                            -----------
                                                             13,591,917
                                                            -----------
Health Care - 0.8%

Bio-Rad Laboratories, Inc.
        6.12  %           12/15/14             20,000            20,200
        7.50  %           08/15/13              5,000             5,350
Boston Scientific Corp
        5.45  %           06/15/14             40,000            41,990
Bristol-Myers Squibb Co.
        5.75  %           10/01/11            115,000           123,037
DaVita, Inc.
        7.25%*            03/15/15            150,000           154,125
HCA, Inc.
        5.50  %           12/01/09             25,000            25,074
        5.75  %           03/15/14             10,000             9,956
        7.25  %           05/20/08             22,000            23,266
        7.69  %           06/15/25             30,000            32,141
Merck & Co., Inc.
        4.75  %           03/01/15            125,000           126,116
Omnicare, Inc.
        8.12  %           03/15/11             39,000            41,145

                       See Notes to Financial Statements.
                                       18

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)




                                      Maturity
                                        Date           Par            Value
                                     ---------- ---------------- ---------------
Health Care (continued)
Tenet Healthcare Corp.
      6.38  %                        12/01/11       $121,000        $  115,252
      7.38  %                        02/01/13         40,000            39,500
       9.25%*                        02/01/15        171,000           177,412
WellPoint, Inc.
      5.95  %                        12/15/34         50,000            54,578

                                                                    ----------
                                                                       989,142
                                                                    ----------
Industrials - 1.8%

BE Aerospace, Inc.
      8.50  %                        10/01/10         30,000            33,150
Boeing Capital Corp.
      5.80  %                        01/15/13         85,000            92,531
Case New Holland, Inc.
      9.25  %                        08/01/11         10,000            10,500
DaimlerChrysler NA Holding Corp.
      6.50  %                        11/15/13         50,000            54,109
      7.30  %                        01/15/12        135,000           150,854
Delta Air Lines, Inc.
      6.72  %                        01/02/23        116,306           122,084
Horizon Lines LLC
       9.00%*                        11/01/12         17,000            17,808
IMC Global, Inc.
     10.88  %                        08/01/13         30,000            35,175
International Steel Group, Inc.
      6.50  %                        04/15/14          5,000             4,800
K. Hovnanian Enterprises, Inc.
      6.25  %                        01/15/15         30,000            29,625
Kansas City Southern Railway Corp.
      9.50  %                        10/01/08         23,000            25,070
Lockheed Martin Corp.
      7.65  %                        05/01/16         95,000           118,072
      8.50  %                        12/01/29         60,000            86,651
National Waterworks, Inc.
     10.50  %                        12/01/12         10,000            11,250
Norfolk Southern Corp.
      6.20  %                        04/15/09         90,000            95,952
Northrop Grumman Corp.
      4.08  %                        11/16/06        150,000           149,567
      7.75  %                        02/15/31         40,000            54,106
OMI Corp.
      7.62  %(d)                     12/01/13         30,000            29,888
Overseas Shipholding Group
      7.50  %                        02/15/24         30,000            28,950
Raytheon Co.
      6.75  %                        08/15/07         23,000            24,129
      7.00  %                        11/01/28         40,000            49,007
Raytheon Co. Pfd. Unit
      7.00  %                        05/15/06              2            79,583
Schuler Homes, Inc.
      9.38  %                        07/15/09         26,000            27,247
Service Corp International US
       7.00%*                        06/15/17         20,000            20,550
      7.70  %                        04/15/09         20,000            21,400


                                      Maturity
                                        Date           Par            Value
                                     ---------- ---------------- ---------------
Industrials (continued)
Solo Cup Co.
      8.50  %                        02/15/14       $ 10,000        $    9,350
Teekay Shipping Corp.
      8.88  %(d)                     07/15/11         19,000            21,684
Terex Corp.
      7.38  %                        01/15/14          5,000             5,175
United Technologies Corp.
      4.88  %                        05/01/15         50,000            51,146
      8.88  %                        11/15/19         25,000            35,045
Waste Management, Inc.
      6.88  %                        05/15/09        425,000           460,122
      7.00  %                        10/15/06        125,000           129,212
      7.38  %                        05/15/29        165,000           198,577

                                                                    ----------
                                                                     2,282,369
                                                                    ----------
Information Technology - 0.0%#

Freescale Semiconductor, Inc.
      5.89  %(a)                     07/15/09         10,000            10,388
                                                                    ----------
Materials - 0.2%

Georgia-Pacific Corp.
      7.70  %                        06/15/15         13,000            14,820
      8.00  %                        01/15/24          5,000             5,750
      8.88  %                        02/01/10         18,000            20,430
      9.38  %                        02/01/13          1,000             1,131
      9.50  %                        12/01/11          1,000             1,208
Lyondell Chemical Co.
      9.62  %                        05/01/07          4,000             4,270
Trimas Corp.
      9.88  %                        06/15/12         10,000             8,400
Westlake Chemical Corp.
      8.75  %                        07/15/11         10,000            10,875
Weyerhaeuser Co.
      6.75  %                        03/15/12        175,000           192,542

                                                                    ----------
                                                                       259,426
                                                                    ----------
Telecommunication Services - 0.9%

BellSouth Corp.
      4.20  %                        09/15/09         75,000            74,734
      4.75  %                        11/15/12         30,000            30,157
      6.55  %                        06/15/34         25,000            28,465
Cincinnati Bell, Inc.
      7.25  %                        07/15/13         55,000            57,750
Citizens Communications Co.
      6.25  %                        01/15/13         10,000             9,675
MagnaChip Semiconductor Finance Co.
  SA
      6.26  %(a)*                    12/15/11         25,000            24,750
New Cingular Wireless Services, Inc.
      8.12  %                        05/01/12         85,000           101,842
Nextel Communications, Inc.
      5.95  %                        03/15/14         15,000            15,581
      7.38  %                        08/01/15         20,000            21,600

                       See Notes to Financial Statements.
                                       19

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)




                                     Maturity
                                       Date           Par            Value
                                    ---------- ---------------- ---------------
Telecommunication Services
  (continued)
Qwest Capital Funding, Inc.
      7.25  %                       02/15/11       $ 10,000     $    9,575
      7.75  %                       02/15/31         30,000         25,875
Qwest Communications International,
  Inc.
      7.27  %(a)                    02/15/09         40,000         39,300
Qwest Corp.
      5.62  %                       11/15/08         30,000         29,475
      6.67  %(a)*                   06/15/13         35,000         35,831
       7.88%*                       09/01/11         85,000         88,612
SBC Communications, Inc.
      5.10  %                       09/15/14         80,000         81,797
      6.15  %                       09/15/34         10,000         10,832
      6.45  %                       06/15/34         50,000         56,216
Sprint Capital Corp.
      4.78  %                       08/17/06        160,000        161,169
      6.00  %                       01/15/07         70,000         71,732
      8.38  %                       03/15/12         40,000         48,113
      8.75  %                       03/15/32         70,000         97,379
Verizon New Jersey, Inc.
      5.88  %                       01/17/12         90,000         95,140

                                                                ----------
                                                                 1,215,600
                                                                ----------
Utilities - 1.5%

AES Corp. (The)
      8.75  %                       06/15/08         16,000         17,240
      8.88  %                       02/15/11         19,000         21,185
      9.38  %                       09/15/10         97,000        109,852
      9.50  %                       06/01/09         68,000         75,820
Amerigas Partners LP
       7.25%*                       05/20/15         10,000         10,400
Cleveland Electric Illuminating Co.
  (The)
      5.65  %                       12/15/13         40,000         42,069
Devon Energy Corp.
      7.95  %                       04/15/32        140,000        184,151
Dominion Resources, Inc.
      4.12  %                       02/15/08         30,000         29,872
      4.75  %                       12/15/10         30,000         30,182
      5.12  %                       12/15/09         80,000         82,114
      5.70  %                       09/17/12         90,000         94,907
      5.95  %                       06/15/35         45,000         46,612
FirstEnergy Corp.
      5.50  %                       11/15/06         40,000         40,685
      6.45  %                       11/15/11         50,000         54,631
      7.38  %                       11/15/31        335,000        409,497
KCS Energy, Inc.
       7.12%*                       04/01/12          5,000          5,100
Midwest Generation LLC
      8.75  %                       05/01/34         35,000         39,200
Midwest Generation LLC, Series B
      8.56  %                       01/02/16        100,000        110,250


                                     Maturity
                                       Date           Par            Value
                                    ---------- ---------------- ---------------
Utilities (continued)
Orion Power Holdings, Inc.
     12.00  %                       05/01/10       $ 51,000     $   61,072
Peabody Energy Corp.
      6.88  %                       03/15/13         28,000         29,680
Progress Energy, Inc.
      7.75  %                       03/01/31         70,000         87,339
Reliant Energy, Inc.
      6.75  %                       12/15/14          5,000          4,888
TXU Corp.
      6.38  %                       06/15/06         10,000         10,169
       6.50%*                       11/15/24        100,000         97,954
       6.55%*                       11/15/34        160,000        157,140
TXU Electric Delivery Co.
      6.38  %                       01/15/15         50,000         55,423
TXU Energy Co, LLC
      3.92  %(a)                    01/17/06         20,000         19,994
      7.00  %                       03/15/13         50,000         55,762

                                                                ----------
                                                                 1,983,188
                                                                ----------
Total Corporate Bonds (Cost
$26,626,843)
                                                                27,328,681
                                                                ----------
FOREIGN BONDS - 10.9%

Australia - 0.2%

Australia Government Bond
      5.25  %(c)                    08/15/10        410,000        314,085
                                                                ----------
Bermuda - 0.0%

Intelsat Bermuda, Ltd.
      6.50  %(d)                    11/01/13         30,000         24,301
      7.80  %(a)(d)*                01/15/12         10,000         10,176
      8.25  %(d)*                   01/15/13          5,000          5,162

                                                                ----------
                                                                    39,639
                                                                ----------
Brazil - 0.7%

Brazilian Government International
  Bond
      4.31  %(a)(d)                 04/15/12        168,826        162,393
      8.00  %(d)                    04/15/14        153,047        156,766
     11.00  %(d)                    08/17/40        119,000        143,157
     12.00  %(d)                    04/15/10        130,000        157,950
     14.50  %(d)                    10/15/09        180,000        234,000

                                                                ----------
                                                                   854,266
                                                                ----------
Bulgaria - 0.2%

Bulgaria Government International
  Bond
      8.25  %(d)                    01/15/15        224,000        282,038
                                                                ----------
Canada - 1.3%

Abitibi-Consolidated, Inc.
      8.38  %(d)                    04/01/15         25,000         25,500
Anadarko Finance Co.
      6.75  %(d)                    05/01/11        200,000        222,222
      7.50  %(d)                    05/01/31         30,000         37,875
Canadian Government Bond
      4.00  %(c)(e)                 12/01/31        130,000        178,158

                       See Notes to Financial Statements.
                                       20

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)




                                        Maturity
                                          Date             Par            Value
                                     -------------- ---------------- ---------------
Canada (continued)
ChevronTexaco Capital Co.
      3.50%(d)                          09/17/07       $   200,000   $  198,062
Conoco Funding Co.
      6.35%(d)                          10/15/11           120,000      132,876
      7.25%(d)                          10/15/31            35,000       45,945
EnCana Corp.
      6.30%(d)                          11/01/11            90,000       98,126
      6.50%(d)                          08/15/34            25,000       28,691
Hydro Quebec
      6.30%(d)                          05/11/11            60,000       66,298
Ispat Inland ULC
      9.75%(d)                          04/01/14            78,000       90,870
Petro-Canada
      5.95%(d)                          05/15/35            75,000       78,455
Province of Ontario
      6.25%(c)                          06/16/15           280,000      193,544
Province of Quebec
      5.75%(d)                          02/15/09            75,000       79,257
Rogers Cable, Inc.
      6.75%(d)                          03/15/15            10,000       10,200
Rogers Wireless Communications, Inc.
      6.38%(d)                          03/01/14            20,000       20,350
      7.50%(d)                          03/15/15            15,000       16,312
Shaw Communications, Inc.
      7.20%(d)                          12/15/11            24,000       26,160
Sun Media Corp.
      7.62%(d)                          02/15/13            10,000       10,588
Suncor Energy, Inc.
      5.95%(d)                          12/01/34            30,000       33,374
Western Oil Sands, Inc.
      8.38%(d)                          05/01/12            37,000       42,134

                                                                     ----------
                                                                      1,634,997
                                                                     ----------
Cayman Islands - 0.4%

Systems 2001 AT LLC
      6.66%*                            09/15/13           424,604      463,090
XL Capital Ltd.
      6.38  %(d)                        11/15/24            40,000       43,532

                                                                     ----------
                                                                        506,622
                                                                     ----------
Chile - 0.0%#

Empresa Nacional de Electricidad SA
      8.35  %(d)                        08/01/13            20,000       23,230
                                                                     ----------
Colombia - 0.3%

Colombia Government International
  Bond
      9.75  %(d)                        04/09/11           134,649      153,769
     10.50  %(d)                        07/09/10            45,000       53,550
     11.75  %(d)                        02/25/20            90,000      118,350

                                                                     ----------
                                                                        325,669
                                                                     ----------
France - 1.0%

Crown European Holdings SA
     10.88  %(d)                        03/01/13            30,000       35,250


                                        Maturity
                                          Date             Par            Value
                                     -------------- ---------------- ---------------
France (continued)
France Government Bond OAT
      3.00  %(e)                        07/25/09       $   800,000   $1,181,979
France Telecom SA
      8.75  %(d)                        03/01/31            25,000       34,855
Rhodia SA
     10.25  %(d)                        06/01/10            20,000       21,450

                                                                     ----------
                                                                      1,273,534
                                                                     ----------
Germany - 0.9%

Deutsche Bundesrepublik
      4.25  %(c)                        01/04/14           910,000    1,205,488
      5.25  %(c)                        01/04/11               900        1,238

                                                                     ----------
                                                                      1,206,726
                                                                     ----------
Ireland - 0.2%

Depfa ACS Bank
      3.62  %(d)                        10/29/08           150,000      148,209
Eircom Funding
      8.25  %(d)                        08/15/13            50,000       54,250
Elan Finance PLC
      7.75  %(d)*                       11/15/11            30,000       25,650

                                                                     ----------
                                                                        228,109
                                                                     ----------
Israel - 0.3%

Israel Government AID Bond
      5.50  %(d)                     04/24-09/33           400,000      451,505
                                                                     ----------
Japan - 0.6%

Japan Finance Corp. for Municipal
  Enterprises
      4.62  %(d)                        04/21/15           200,000      203,472
UBS AG Park Avenue
      0.10  %(c)                        09/27/05        66,000,000      595,506

                                                                     ----------
                                                                        798,978
                                                                     ----------
Luxembourg - 0.8%

Telecom Italia Capital SA
      4.95  %(d)*                       09/30/14            40,000       39,606
      5.25  %(d)                        11/15/13            35,000       35,532
      6.00  %(d)*                       09/30/34           115,000      117,406
Tyco International Group SA
      6.00  %(d)                        11/15/13           220,000      239,249
      6.12  %(d)                        11/01/08            40,000       42,354
      6.38  %(d)                        02/15/06            30,000       30,401
      6.75  %(d)                        02/15/11            10,000       11,101
      7.00  %(d)                        06/15/28           418,000      504,105

                                                                     ----------
                                                                      1,019,754
                                                                     ----------
Mexico - 1.4%

Mexican Bonos
      8.00  %(c)                        12/24/08         1,951,000      174,773
      9.00  %(c)                        12/24/09         1,982,000      182,793

                       See Notes to Financial Statements.
                                       21

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)




                                                Maturity
                                                  Date             Par            Value
                                             -------------- ---------------- ---------------
Mexico (continued)
Mexico Government International Bond
      7.50%(d)                                  04/08/33       $  250,000    $  286,875
      8.00%(d)                                  09/24/22           25,000        30,625
      8.30%                                     08/15/31           60,000        74,700
      8.38%(d)                                  01/14/11          425,000       494,700
     11.50%(d)                                  05/15/26          360,000       577,800

                                                                             ----------
                                                                              1,822,266
                                                                             ----------
Netherlands - 0.9%

Deutsche Telekom International
  Finance BV
      8.75%(d)                                  06/15/30            5,000         6,770
Netherlands Government Bond
      4.25%(c)                                  07/15/13          880,000     1,162,244

                                                                             ----------
                                                                              1,169,014
                                                                             ----------
New Zealand - 0.1%

New Zealand Government Bond
      6.00%(c)                                  04/15/15          235,000       166,782
                                                                             ----------
Norway - 0.2%

Eksportfinans AS
      3.38%(d)                                  01/15/08          240,000       236,610
                                                                             ----------
Panama - 0.1%

Panama Government International
  Bond
      9.38%(d)                                  01/16/23           40,000        49,400
      9.62%(d)                                  02/08/11           30,000        35,850
     10.75%(d)                                  05/15/20           70,000        94,850

                                                                             ----------
                                                                                180,100
                                                                             ----------
Peru - 0.2%

Peru Government International Bond
      5.00%(a)(d)                               03/07/17          117,300       111,728
      8.75%(d)                                  11/21/33          100,000       112,750

                                                                             ----------
                                                                                224,478
                                                                             ----------
Russia - 0.7%

Russia Government International Bond
      5.00%(a)(d)                               03/31/30          850,000       948,940
                                                                             ----------
Sweden - 0.1%

Svensk Exportkredit AB
      2.88%(d)                                  01/26/07          100,000        98,403
                                                                             ----------
United Kingdom - 0.3%

British Telecommunications PLC
      8.38%(d)                                  12/15/10          140,000       165,758
      8.88%(d)                                  12/15/30            5,000         7,058
Diageo Capital PLC
      3.38%(d)                                  03/20/08           85,000        83,386
Vodafone Group PLC
      7.75%(d)                                  02/15/10           80,000        91,343

                                                                             ----------
                                                                                347,545
                                                                             ----------
Total Foreign Bonds (Cost $13,250,416)                                       14,153,290
                                                                             ----------


                                                Maturity
                                                  Date             Par            Value
                                             -------------- ---------------- ---------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.6%

Federal Home Loan Bank - 0.1%

      5.92%                                     04/09/08       $  100,000    $  105,342
                                                                             ----------
Federal Home Loan Bank Discount Notes - 0.5%

      3.01%                                     07/06/05          700,000       699,690
                                                                             ----------
Federal Home Loan Mortgage Corp. - 5.5%

      2.00%                                     02/28/06          475,000       469,696
      3.44%(a)                                  06/15/18          226,568       227,045
      4.00%                                     03/01/10          133,641       132,236
      4.50%                                  05/18-01/20          553,973       552,127
      5.00%                                  12/17-10/33        4,981,849     5,004,668
      5.50%                                  06/15-10/33          746,091       770,532

                                                                             ----------
                                                                              7,156,304
                                                                             ----------
Federal National Mortgage Assoc. - 13.0%

      2.35%                                  04/06-04/07          695,000       679,108
      2.71%                                     01/30/07          975,000       958,657
      2.92%                                     08/15/07          190,000       189,891
      3.00%                                     08/25/22          300,000       292,446
      3.12%                                     03/16/09          225,000       217,817
      3.39%(a)                                  03/25/35          300,000       303,797
      4.50%                                  10/18-07/33          367,265       362,187
      5.00%                                  06/18-07/35        2,215,717     2,225,526
      5.12%                                     05/27/15          250,000       252,657
      5.50%                                  03/11-01/35        5,958,875     6,104,080
      6.00%                                  05/11-07/35        3,104,399     3,205,884
      6.50%                                  11/12-08/34        1,249,199     1,295,548
      7.00%                                  08/19-10/32          352,528       371,950
      7.50%                                  10/22-04/30          211,420       225,981
      8.00%                                  08/14-10/14           35,707        38,495
      8.50%                                  09/14-03/30           91,492        99,785
      8.75%                                     02/01/10           23,788        24,417

                                                                             ----------
                                                                             16,848,226
                                                                             ----------
Government National Mortgage Assoc. - 5.5%

      3.75%(a)                                  05/20/34          422,298       415,524
      5.50%                                  04/33-07/33        2,414,278     2,465,697
      6.00%                                  02/14-03/34        3,460,140     3,569,290
      6.50%                                  12/12-01/34          354,081       370,322
      7.00%                                     08/15/28            3,744         3,969
      7.50%                                  10/29-06/30           93,005        99,703
      8.00%                                     05/20/22           14,532        15,658
      8.25%                                     05/15/06            1,152         1,177
      9.50%                                     08/15/17              542           600
     11.50%                                     03/15/10            1,559         1,724
     12.00%                                  03/14-07/15            4,384         4,952

                                                                             ----------
                                                                              6,948,616
                                                                             ----------
Total U.S. Government & Agency
Obligations (Cost $31,414,869)                                               31,758,178
                                                                             ----------

                       See Notes to Financial Statements.
                                       22

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)


                            Maturity
                              Date           Par          Value
                         -------------- ------------- -------------
U.S. TREASURY OBLIGATIONS - 20.4%

United States Treasury Notes & Bonds
     0.88%(e)               04/15/10    $  870,000    $  871,415
     2.00%(e)               07/15/14       535,000       569,004
     3.00%               12/06-02/08     1,450,000     1,431,627
     3.12%                  01/31/07     3,800,000     3,770,014
     3.38%(e)            01/07-01/12     4,790,000     4,898,838
     3.50%(e)            05/07-01/11     5,035,000     5,194,299
     3.62%(e)            06/10-04/28       375,000       565,755
     3.75%                  03/31/07       200,000       200,305
     3.88%(e)            01/09-04/29       570,000       866,151
     4.00%               04/10-02/15     1,590,000     1,604,512
     4.12%                  05/15/15       780,000       791,395
     4.25%(e)               01/15/10       190,000       247,247
     5.00%                  02/15/11       170,000       180,617
     5.38%                  02/15/31     1,270,000     1,498,600
     5.58%(b)               11/15/27       700,000       266,118
     5.71%(b)               11/15/21       890,000       438,544
     5.78%(b)               02/15/23        30,000        13,957
     6.12%                  11/15/27       635,000       801,936
     6.25%                  08/15/23        70,000        87,235
     6.75%                  08/15/26       425,000       569,317
     8.00%                  11/15/21       290,000       417,859
     8.50%                  02/15/20        30,000        44,002
     8.75%                  08/15/20       680,000     1,023,188

                                                      ----------
Total U.S. Treasury Obligations (Cost
$25,676,836)                                          26,351,935
                                                      ----------
COMMERCIAL PAPER - 0.5%

Bank of America Corp.
     3.36%
(Cost $694,055)             09/30/05       700,000       694,055
                                                      ----------
REPURCHASE AGREEMENTS - 10.2%

Agreement with Nomura Corp., 3.33%
  dated 6/3/2005 to be repurchased at
  $13,001,203, collateralized by
  $13,320,000 Federal Home Loan
  Bank, 3.75%, due 08/13/2005 (market
  value $13,334,962)
     3.33%
(Cost $13,000,000)          07/01/05    13,000,000    13,000,000
                                                      ----------
MONEY MARKET FUNDS - 1.5%

TCW Galileo Money Market Fund
     2.66%
(Cost $1,952,653)                        1,952,653     1,952,653
                                                      ----------


  Shares                                                   Value
----------                                           ----------------
PREFERRED STOCK - 0.3%
  2,600    Fannie Mae O Series 7.00% ..............  $    144,869
    460    Fresenius Medical Capital Trust II
           Guarantee 7.875% .......................        48,185
 12,850    General Motors Series B 5.25% ..........       238,496

                                                     ------------
Total Preferred Stock (Cost $418,103)                      431,550
                                                      ------------
Total Investments - 107.3%
(Cost $136,171,815)                                    138,687,871
Other Assets & Liabilities, Net - (7.3)%                (9,425,135)
                                                      ------------
NET ASSETS - 100.0%                                   $129,262,736
                                                      ============

    * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At June 30, 2005, these securities amounted to $2,639,641, or 2.0% of net assets.
  (a) Variable rate security. The interest rate represents the rate at June 30, 2005.
  (b) Zero coupon bond. The interest rate represents the yield at time of purchase.
  (c) Investment in non-U.S. Dollars. Par amount reflects principal in local currency.
  (d) Foreign security denominated in U.S. Dollars.
  (e) Inflation protection security. Principal amount periodically adjusted for inflation.
    # Amount represents less than 0.1%.

                       See Notes to Financial Statements.
                                       23

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS
                                                                   June 30, 2005
                                                                     (Unaudited)




    Shares                                                   Value(a)
--------------                                          -----------------
COMMON STOCK - 96.2%
Australia - 1.3%
     26,695    Amcor, Ltd. ............................ $ 135,753
      7,561    National Australia Bank, Ltd. ..........   176,676
      9,019    Woodside Petroleum, Ltd. ...............   200,326

                                                        ---------
                                                          512,754
                                                        ---------
Belgium - 0.8%
     10,500    Fortis .................................   290,606
                                                        ---------
Brazil - 0.6%
      2,790    Petroleo Brasileiro SA ADR .............   145,443
      3,400    Telecomunicacoes Brasileiras ADR .......   103,700

                                                        ---------
                                                          249,143
                                                        ---------
Denmark - 0.6%
      7,200    Danske Bank AS .........................   216,267
                                                        ---------
Finland - 1.5%
     22,700    M-Real Oyj .............................   122,954
     18,209    Nokia Oyj ..............................   302,982
      2,012    Tietoenator Oyj ........................    61,066
      5,402    UPM-Kymmene Oyj ........................   103,392

                                                        ---------
                                                          590,393
                                                        ---------
France - 10.3%
     13,700    Alcatel SA\^ ...........................   149,390
      8,500    AXA SA .................................   211,627
      2,980    BNP Paribas ............................   203,534
      5,200    Bouygues ...............................   214,963
      5,826    Capgemini SA\^ .........................   184,340
      4,474    Carrefour SA ...........................   216,374
      7,020    Credit Agricole SA .....................   177,362
      8,579    France Telecom SA ......................   249,667
      2,306    Lafarge SA .............................   209,603
        423    Pagesjaunes Groupe SA ..................     9,880
      5,510    Sanofi-Aventis .........................   451,259
      1,482    Schneider Electric SA ..................   111,444
      6,700    Sodexho Alliance SA ....................   207,037
      3,013    Total SA ...............................   705,033
      3,867    Valeo SA ...............................   173,218
      2,500    Vinci SA ...............................   207,760
      8,787    Vivendi Universal SA ...................   275,371

                                                        ---------
                                                        3,957,863
                                                        ---------
Germany - 8.0%
      1,240    Allianz AG .............................   141,440
      3,800    Bayerische Motoren Werke AG ............   172,335
      2,600    Celesio AG .............................   203,989
      2,551    Deutsche Bank AG .......................   198,622
      9,790    Deutsche Lufthansa AG ..................   119,628
      9,810    Deutsche Post AG .......................   228,311
      2,413    Deutsche Postbank AG ...................   118,616
     19,560    Deutsche Telekom AG ....................   360,377
      5,000    E.On AG ................................   443,867
      1,700    Fresenius Medical Care AG ..............   144,709
      2,300    Heidelberger Druckmaschinen AG\^ .......    67,361
     13,400    Infineon Technologies AG\^ .............   124,094


    Shares                                                   Value(a)
--------------                                          -----------------
Germany (continued)
      5,619    Karstadtquelle AG\^ .................... $  74,811
      1,900    Medion AG ..............................    32,122
      6,000    Metro AG ...............................   297,260
        990    SAP AG .................................   171,271
      4,300    Volkswagen AG ..........................   195,975

                                                        ---------
                                                        3,094,788
                                                        ---------
Greece - 0.9%
      5,699    Alpha Bank Ae ..........................   151,612
     10,500    Cosmote Mobile Telecommunications
               SA .....................................   191,620

                                                        ---------
                                                          343,233
                                                        ---------
Hong Kong - 2.5%
     43,645    Bank of East Asia, Ltd. ................   128,555
     14,000    Cheung Kong Holdings, Ltd. .............   135,788
     56,300    China Mobile Hong Kong, Ltd. ...........   208,623
      2,200    China Pete and Chemical Corp. ADR ......    85,844
      4,200    Citic Pacific, Ltd. ....................    12,255
    302,000    Guangdong Investments, Ltd. ............    87,970
     16,500    Sun Hung Kai Properties, Ltd. ..........   162,286
     25,000    Television Broadcasts, Ltd. ............   140,963

                                                        ---------
                                                          962,286
                                                        ---------
Israel - 0.2%
      3,000    Teva Pharmaceutical Industries, Ltd.
               ADR ....................................    93,420
                                                        ---------
Italy - 4.1%
      2,080    Banche Popolari Unite Scrl .............    41,238
      2,310    Banco Popolare di Verona e Novara
               Scrl ...................................    39,321
      9,940    Benetton Group SpA .....................    91,217
     16,623    Eni SpA ................................   427,124
    140,890    Finmeccanica SpA .......................   131,183
     19,700    Mediaset SpA ...........................   231,697
    114,700    Unicredito Italiano SpA ................   604,729

                                                        ---------
                                                        1,566,508
                                                        ---------
Japan - 21.9%
     22,000    77 Bank, Ltd. (The) ....................   134,945
     28,600    Aeon Co., Ltd. .........................   434,977
     11,000    Ajinomoto Co., Inc. ....................   122,084
      5,700    Alps Electric Co., Ltd. ................    86,907
      3,400    Canon, Inc. ............................   178,209
      4,200    Credit Saison Co., Ltd. ................   139,015
         41    Dentsu, Inc. ...........................   100,923
     29,300    Fuji Heavy Industries, Ltd. ............   121,461
      4,100    Fuji Photo Film Co., Ltd. ..............   132,501
      1,200    Funai Electric Co., Ltd. ...............   122,433
      5,700    JS Group Corp. .........................    96,302
     21,000    Kaneka Corp. ...........................   234,638
     24,000    Kao Corp. ..............................   563,898
         38    Kddi Corp. .............................   175,381
        800    Keyence Corp. ..........................   178,342
     10,900    Kuraray Co., Ltd. ......................   102,921
      1,100    Lawson, Inc. ...........................    38,267

                       See Notes to Financial Statements.
                                       24

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)




    Shares                                                      Value(a)
--------------                                             -----------------
Japan (continued)
      2,500    Mabuchi Motor Co., Ltd. ................... $ 143,806
      2,800    Matsumotokiyoshi Co., Ltd. ................    76,216
     29,000    Minebea Co., Ltd. .........................   116,696
         14    Mitsubishi Tokyo Financial Group,
               Inc. ......................................   118,015
      7,900    Murata Manufacturing Co., Ltd. ............   400,238
     55,200    Nippon Express Co., Ltd. ..................   238,651
     20,000    Nippon Oil Corp. ..........................   135,329
         31    Nippon Paper Group, Inc. ..................   113,409
         29    Nippon Telegraph & Telephone Corp..........   124,003
     24,000    Nissan Motor Co., Ltd. ....................   237,265
        234    NTT Docomo, Inc. ..........................   344,764
     10,900    Omron Corp. ...............................   239,582
        900    Orix Corp. ................................   134,388
      5,800    Rinnai Corp. ..............................   142,455
      1,800    Rohm Co., Ltd. ............................   172,548
      5,000    Secom Co., Ltd. ...........................   214,523
     14,000    Seino Transportation Co., Ltd. ............   126,176
     13,000    Sekisui House, Ltd. .......................   130,653
      5,500    Shimachu Co., Ltd. ........................   138,146
      5,100    Shin-Etsu Chemical Co., Ltd. ..............   192,964
     15,000    Showa Shell Sekiyu KK .....................   149,971
      8,900    Skylark Co., Ltd. .........................   135,232
      4,800    Sohgo Security Services Co., Ltd. .........    63,404
     17,900    Sumitomo Bakelite Co., Ltd. ...............   115,389
     25,000    Sumitomo Chemical Co., Ltd. ...............   114,439
         41    Sumitomo Mitsui Financial Group, Inc.......   275,709
     10,500    Suzuki Motor Corp. ........................   164,452
      3,500    Takeda Pharmaceutical Co., Ltd. ...........   173,067
      5,510    Takefuji Corp. ............................   370,850
        950    TDK Corp. .................................    64,572
      6,800    Toyoda Gosei Co., Ltd. ....................   109,142
      3,900    Toyota Motor Corp. ........................   139,175
      4,300    Yamaha Motor Co., Ltd. ....................    78,624

                                                           ---------
                                                           8,457,057
                                                           ---------
Luxembourg - 0.4%
      2,436    OTP Bank ..................................   162,725
                                                           ---------
Mexico - 0.7%
      4,900    Coca-Cola Femsa, SA de CV ADR .............   130,879
      6,800    Telefonos de Mexico SA, Class L
               ADR .......................................   128,452

                                                           ---------
                                                             259,331
                                                           ---------
Netherlands - 7.6%
      5,925    ABN AMRO Holding NV .......................   145,564
     13,432    Aegon NV ..................................   172,968
     12,800    ASML Holding NV\^ .........................   200,726
      8,100    Fortis ....................................   224,062
      6,280    Heineken NV ...............................   193,742
     10,400    ING Groep NV ..............................   292,316
     29,000    Koninklijke Ahold NV\^ ....................   237,576
      9,560    Koninklijke Philips Electronics NV. .......   240,800
     10,440    Royal Dutch Petroleum Co. .................   678,696
      1,550    Unilever NV ...............................   100,385


    Shares                                                      Value(a)
--------------                                             -----------------
Netherlands (continued)
      1,650    VNU NV .................................... $  45,927
     20,338    Wolters Kluwer NV. ........................   388,199

                                                           ---------
                                                           2,920,961
                                                           ---------
New Zealand - 0.1%
     30,600    Carter Holt Harvey, Ltd. ..................    48,350
                                                           ---------
Portugal - 0.4%
     55,840    Energias de Portugal SA ...................   140,278
                                                           ---------
Russia - 0.4%
      4,400    Mobile TeleSystems ADR ....................   148,060
                                                           ---------
Singapore - 1.8%
     27,800    DBS Group Holdings, Ltd. ..................   235,205
     49,000    Singapore Press Holdings, Ltd. ADR ........   124,762
     40,000    United Overseas Bank, Ltd. ................   336,397
      4,000    United Overseas Land, Ltd. ................     5,401

                                                           ---------
                                                             701,766
                                                           ---------
South Africa - 0.3%
      8,800    Nedbank Group, Ltd. .......................    98,346
                                                           ---------
South Korea - 0.9%
      6,410    Korea Electric Power Corp. ADR ............   100,445
      5,300    KT Corp. ADR ..............................   113,950
        540    Samsung Electronics Co., Ltd GDR ..........   129,057

                                                           ---------
                                                             343,451
                                                           ---------
Spain - 2.8%
      6,700    ACS Actividades Cons y Serv ...............   187,159
     11,800    Banco Bilbao Vizcaya Argentaria SA.........   181,305
      3,130    Banco. Sabadell SA ........................    80,808
     10,300    Endesa SA .................................   239,419
      9,000    Indra Sistemas SA .........................   177,798
      8,662    Repsol YPF SA .............................   219,825

                                                           ---------
                                                           1,086,315
                                                           ---------
Sweden - 1.4%
      4,900    Autoliv, Inc. .............................   213,609
      8,300    Securitas AB ..............................   138,134
      5,630    Svenska Cellulosa AB ......................   179,873

                                                           ---------
                                                             531,616
                                                           ---------
Switzerland - 6.9%
      3,448    Ciba Specialty Chemicals AG ...............   200,493
      3,280    Clariant AG\^ .............................    43,451
      1,150    Lonza Group AG ............................    63,526
      1,658    Nestle SA .................................   423,557
     13,580    Novartis AG ...............................   644,733
      3,878    Roche Holding AG ..........................   489,315
      3,070    Swiss Re ..................................   188,249
      5,430    UBS AG ....................................   423,296
      1,000    Zurich Financial Services AG\^ ............   171,520

                                                           ---------
                                                           2,648,141
                                                           ---------
Taiwan - 0.6%
     13,640    Taiwan Semiconductor Manufacturing
               Co., Ltd. ADR .............................   124,401

                       See Notes to Financial Statements.
                                       25

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)




    Shares                                                         Value(a)
--------------                                                -----------------
Taiwan (continued)
   27,460      United Microelectronics Corp. ADR* ...........     $  112,861

                                                                  ----------
                                                                     237,261
                                                                  ----------
Thailand - 0.5%
   76,000      Advanced Info Service PLC ....................        187,586
                                                                  ----------
United Kingdom - 18.8%
    7,200      Anglo American PLC ...........................        168,370
    5,000      Astrazeneca PLC ..............................        206,138
   15,800      Aviva PLC ....................................        175,440
    9,600      BAA PLC ......................................        106,366
   26,900      BAE Systems PLC ..............................        137,825
   19,300      Bank of Ireland ..............................        311,069
   39,381      Barclays PLC .................................        390,354
   10,000      BHP Billiton PLC .............................        127,477
    5,800      BOC Group PLC ................................        104,070
   17,242      Boots Group PLC ..............................        187,764
   23,900      BP PLC .......................................        248,553
   40,859      BT Group PLC .................................        168,267
    2,255      Bunzl PLC ....................................         20,925
   45,050      Centrica PLC .................................        186,551
   42,000      Compass Group PLC ............................        175,875
   14,832      Diageo PLC ...................................        218,193
   11,000      EMAP PLC .....................................        152,941
   41,000      EMI Group PLC ................................        185,997
    2,671      Filtrona PLC* ................................         11,629
   36,410      GKN PLC ......................................        167,827
   31,006      GlaxoSmithKline PLC ..........................        749,213
   29,676      HSBC Holdings PLC ............................        471,929
   22,006      J Sainsbury PLC ..............................        112,174
   90,000      Legal & General Group PLC ....................        184,751
   11,000      Marks & Spencer Group PLC ....................         70,848
    2,618      Novo Nordisk AS ..............................        133,063
    9,240      Rexam PLC ....................................         79,528
    5,812      Rio Tinto PLC ................................        176,979
   20,000      Rolls-Royce Group PLC* .......................        102,608
1,000,000      Rolls-Royce Group PLC Class B ................          1,801


    Shares                                                         Value(a)
--------------                                                -----------------
United Kingdom (continued)
    7,885      Royal Bank of Scotland Group PLC .............     $  237,408
   29,800      Scottish & Newcastle PLC .....................        246,829
   30,400      Shell Transport & Trading Co. PLC ............        294,352
   11,000      Standard Chartered PLC .......................        200,404
   21,500      Unilever PLC .................................        206,840
  134,383      Vodafone Group PLC ...........................        326,720
   17,600      WPP Group PLC ................................        180,274

                                                                  ----------
                                                                   7,227,357
                                                                  ----------


Total Common Stock - 96.2%
(Cost                                                             37,075,862
$34,737,735)
Other Assets &                                                     1,459,418
                                                                  ----------
Liabilities, Net - 3.8%
NET ASSETS - 100.0%                                              $38,535,280
                                                                 ===========

       * Non-income producing security.
     (a) Fair valued securities - See Note 1.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.



   Securities presented by industry:
   (as a percentage of market value)
Consumer Discretionary           17.0%
Consumer Staples                  7.9
Energy                            9.1
Financials                       23.9
Health Care                       8.9
Industrials                       6.8
Information Technology            8.0
Materials                         7.2
Telecommunication Services        8.5
Utilities                         2.7
                                -----
                                100.0%
                                =====


                       See Notes to Financial Statements.
                                       26

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
SHORT-TERM INVESTMENT FUND
STATEMENT OF INVESTMENTS
                                                                   June 30, 2005
                                                                     (Unaudited)




                                       Maturity
                                         Date           Par            Value
                                      ---------- ---------------- ---------------
CORPORATE BONDS - 16.9%

Financials - 15.6%

CIT Group Holdings, Inc.
     7.25%                            08/15/05       $ 40,000         $ 40,163
Countrywide Home Loans, Inc.
     3.50%                            12/19/05         50,000           49,923
FleetBoston Financial Corp.
     7.25%                            09/15/05         10,000           10,070
Ford Motor Credit Corp.
     6.12%                            01/09/06         45,000           45,165
International Lease Finance Corp.
     4.41%                            08/01/05        100,000          100,065
John Deere Capital Corp.
     3.12%                            12/15/05        100,000           99,699
Telefonica Europe BV
     7.35%                            09/15/05        100,000          100,662
Verizon Global Funding Corp.
     6.75%                            12/01/05         50,000           50,576

                                                                      --------
                                                                       496,323
                                                                      --------
Utilities - 1.3%

Consolidated Edison Co. of New York
     6.62%                            07/01/05         40,000           40,000
                                                                      --------
Total Corporate Bonds (Cost $537,519)                                  536,323
                                                                      --------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS - 30.8%

Federal Farm Credit Bank Discount
  Notes - 0.9%

     3.45%                            07/26/05         30,000           29,928
                                                                      --------
Federal Home Loan Bank Discount
  Notes - 3.2%

     3.01%                            07/06/05        100,000           99,958
                                                                      --------
Federal Home Loan Mortgage Corp.
  Discount Notes - 16.6%

     2.22%                            08/05/05        100,000           99,784
     2.46%                            07/26/05        125,000          124,788
     2.96%                            07/01/05        100,000          100,000
     3.10%                            08/08/05        100,000           99,673
     3.10%                            08/09/05        100,000           99,664

                                                                      --------
                                                                       523,909
                                                                      --------
Federal National Mortgage Assoc.
  Discount Notes - 10.1%

     2.25%                            08/19/05        100,000           99,694
     3.20%                            08/03/05         83,000           82,757
     3.23%                            07/06/05         25,000           24,989
     3.23%                            07/22/05         12,000           11,977
     3.32%                            09/27/05        100,000           99,179

                                                                      --------
                                                                       318,596
                                                                      --------
Total U.S. Government & Agency
Obligations (Cost $972,401)                                            972,391
                                                                      --------


                                       Maturity
                                         Date           Par            Value
                                      ---------- ---------------- ---------------
U.S. TREASURY OBLIGATIONS - 3.2%

U.S. Treasury Note
     1.62%
(Cost $99,894)                        09/30/05       $100,000         $ 99,621
                                                                      --------


Total Investments -
50.9%
(Cost $1,609,814)                                                      1,608,335
Other Assets &                                                         1,549,551
                                                                       ---------
Liabilities, Net -
49.1%
NET ASSETS - 100.0%                                                   $3,157,886
                                                                      ==========


                       See Notes to Financial Statements.
                                       27

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
                                                                   June 30, 2005
                                                                     (Unaudited)




    Shares                                                        Value
--------------                                               ---------------
COMMON STOCK - 97.0%
Consumer Discretionary - 19.8%
      8,200    99 Cents Only Stores\^ ...................... $  104,222
      5,900    Advisory Board Co. (The)\^ ..................    287,566
      7,200    Aeropostale, Inc.\^ .........................    241,920
     11,900    AFC Enterprises\^ ...........................    156,842
      8,100    Argosy Gaming Co.\^ .........................    377,541
      2,300    Buffalo Wild Wings, Inc.\^ ..................     71,760
      2,600    Build-A-Bear Workshop, Inc.\^ ...............     60,970
      9,700    Central Garden & Pet Co.\^ ..................    476,464
      3,700    Christopher & Banks Corp. ...................     67,562
     12,500    Coldwater Creek, Inc.\^ .....................    311,375
      3,000    Cost Plus, Inc.\^ ...........................     74,820
      5,200    CoStar Group, Inc.\^ ........................    226,720
      8,117    Dick's Sporting Goods, Inc.\^ ...............    313,235
      1,400    Great Wolf Resorts, Inc.\^ ..................     28,616
     32,150    HOT Topic, Inc.\^ ...........................    614,708
     35,900    J Jill Group, Inc. (The)\^ ..................    493,625
     18,600    Laureate Education, Inc.\^ ..................    890,196
      4,300    Marvel Enterprises, Inc.\^ ..................     84,796
      1,800    Meritage Homes Corp.\^ ......................    143,100
     11,700    Orient-Express Hotels, Ltd., Class A ........    370,539
     23,400    Outdoor Channel Holdings, Inc.\^ ............    321,984
     30,570    Playboy Enterprises, Inc., Class B\^ ........    395,576
      3,500    Quiksilver, Inc.\^ ..........................     55,930
      3,400    Rare Hospitality International, Inc.\^ ......    103,598
      2,500    Red Robin Gourmet Burgers, Inc.\^ ...........    154,950
      8,100    Reebok International, Ltd. ..................    338,823
     12,300    Scientific Games Corp., Class A\^ ...........    331,239
      5,800    Select Comfort Corp.\^ ......................    124,294
     50,100    Spanish Broadcasting System, Class A\^.......    500,499
      1,500    Strayer Education, Inc. .....................    129,390
      9,300    Texas Roadhouse, Inc., Class A\^ ............    323,175
     18,900    Too, Inc.\^ .................................    441,693
     25,200    Vail Resorts, Inc.\^ ........................    708,120
     15,900    Warnaco Group, Inc. (The)\^ .................    369,675
      2,200    WCI Communities, Inc.\^ .....................     70,466
      5,300    West Marine, Inc.\^ .........................     95,718
     32,200    World Wrestling Entertainment, Inc. .........    367,724

                                                             ----------
                                                             10,229,431
                                                             ----------
Consumer Staples - 0.1%
      2,100    Volcom, Inc.\^ ..............................     56,217
                                                             ----------
Energy - 5.9%
     13,800    Alpha Natural Resources\^ ...................    329,544
        500    Atwood Oceanics, Inc.\^ .....................     30,780
      9,900    Energy Partners, Ltd.\^ .....................    259,479
      1,200    Hydril\^ ....................................     65,220
     27,500    KCS Energy, Inc.\^ ..........................    477,675
     10,100    Oceaneering International, Inc.\^ ...........    390,365
      3,600    Range Resources Corp. .......................     96,840
     13,174    Remington Oil & Gas Corp.\^ .................    470,312
     17,200    Tetra Technologies, Inc.\^ ..................    547,820
     12,100    Vintage Petroleum, Inc. .....................    368,687

                                                             ----------
                                                              3,036,722
                                                             ----------


    Shares                                                        Value
--------------                                               ---------------
Financials - 3.8%
      4,000    Affiliated Managers Group, Inc.\^ ........... $  273,320
        800    Bank of the Ozarks, Inc. ....................     26,272
      2,575    Cascade Bancorp .............................     54,178
     15,233    Commercial Capital Bancorp, Inc. ............    254,543
     33,000    E*Trade Financial Corp.\^ ...................    461,670
      5,500    Encore Capital Group, Inc.\^ ................     93,500
      1,946    Glacier BanCorp, Inc. .......................     50,856
      3,400    Greenhill & Co., Inc. .......................    137,734
        500    International Securities Exchange,
               Inc.\^ ......................................     12,555
      1,300    iPayment, Inc.\^ ............................     47,476
      2,700    MortgageIT Holdings, Inc. ...................     49,275
      5,900    Northstar Realty Finance Corp. ..............     61,891
        700    Redwood Trust, Inc. .........................     36,120
      2,900    Saxon Capital, Inc. .........................     49,503
      1,876    Sterling Financial Corp.\^ ..................     70,162
      5,400    SVB Financial Group\^ .......................    258,660
      1,800    United PanAm Financial Corp.\^ ..............     49,338

                                                             ----------
                                                              1,987,053
                                                             ----------
Health Care - 19.2%
     18,700    Accredo Health, Inc.\^ ......................    848,980
     17,000    Advanced Medical Optics, Inc.\^ .............    675,750
     11,000    Alkermes, Inc.\^ ............................    145,420
      7,800    Alliance Imaging, Inc.\^ ....................     81,588
        800    Apria Healthcare Group, Inc.\^ ..............     27,712
      3,000    Arthrocare Corp.\^ ..........................    104,820
      7,400    Bioscrip, Inc.\^ ............................     44,400
     30,300    Bruker Biosciences Corp.\^ ..................    120,897
     28,828    Cell Genesys, Inc.\^ ........................    154,230
     13,100    Cephalon, Inc.\^ ............................    521,511
      8,668    Charles River Laboratories
               International, Inc.\^ .......................    418,231
     12,100    Corixa Corp.\^ ..............................     52,998
     59,500    Cryolife, Inc.\^ ............................    461,720
     17,400    Cubist Pharmaceuticals, Inc.\^ ..............    229,158
     15,000    Digene Corp.\^ ..............................    415,200
     27,700    Digirad Corp.\^ .............................    148,472
      9,700    Exact Sciences Corp.\^ ......................     22,116
     18,400    Guilford Pharmaceuticals, Inc.\^ ............     41,768
     24,600    Hologic, Inc.\^ .............................    977,850
     16,200    Intralase Corp.\^ ...........................    317,844
     25,100    Isis Pharmaceuticals, Inc.\^ ................     98,141
      4,400    Ista Pharmaceuticals, Inc.\^ ................     36,608
      9,600    Kosan Biosciences, Inc.\^ ...................     50,688
     10,400    Kyphon, Inc.\^ ..............................    361,816
      6,100    Langer, Inc.\^ ..............................     39,650
      3,400    LifePoint Hospitals, Inc.\^ .................    171,768
     27,600    Medarex, Inc.\^ .............................    229,908
     35,900    Nabi Biopharmaceuticals\^ ...................    546,757
     15,100    Neose Technologies, Inc.\^ ..................     47,565
     20,900    Noven Pharmaceuticals, Inc.\^ ...............    365,332
     10,400    Orasure Technologies, Inc.\^ ................    103,896
      6,100    Pain Therapeutics, Inc.\^ ...................     41,175
      7,500    Paincare Holdings, Inc.\^ ...................     32,475

                       See Notes to Financial Statements.
                                       28

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)




    Shares                                                           Value
--------------                                                  ---------------
Health Care (continued)
      5,769    Par Pharmaceutical Cos., Inc.\^ ................ $ 183,512
      7,800    Pediatrix Medical Group, Inc.\^ ................   573,612
     14,000    PSS World Medical, Inc.\^ ......................   174,300
      2,800    Salix Pharmaceuticals, Ltd.\^ ..................    49,448
      3,100    Taro Pharmaceuticals Industries\^ ..............    90,117
     11,100    Telik, Inc.\^ ..................................   180,486
     28,200    Third Wave Technologies, Inc.\^ ................   110,826
     25,000    Transgenomic, Inc.\^ ...........................    17,000
     11,200    Vasogen, Inc.\^ ................................    54,992
     20,967    Wright Medical Group, Inc.\^ ...................   559,819

                                                                ---------
                                                                9,930,556
                                                                ---------
Industrials - 10.5%
      8,300    Active Power, Inc.\^ ...........................    26,975
      6,600    Actuant Corp., Class A\^ .......................   316,404
      3,000    American Ecology Corp. .........................    53,700
     16,000    CDI Corp. ......................................   350,720
     17,500    Corinthian Colleges, Inc.\^ ....................   223,475
     41,200    DiamondCluster International, Inc.\^ ...........   465,560
     24,100    Educate, Inc.\^ ................................   341,015
      4,900    Education Management Corp.\^ ...................   165,277
      3,100    Euronet Worldwide, Inc.\^ ......................    90,117
     24,000    ExpressJet Holdings, Inc.\^ ....................   204,240
      4,300    Forrester Research, Inc.\^ .....................    76,669
     12,800    Hudson Highland Group, Inc.\^ ..................   199,552
      8,300    Jacobs Engineering Group, Inc.\^ ...............   466,958
      9,000    Knoll, Inc. ....................................   153,990
      3,900    Labor Ready, Inc.\^ ............................    90,909
      1,200    Morningstar, Inc.\^ ............................    33,780
     28,800    Navigant Consulting, Inc.\^ ....................   508,608
      1,000    Universal Display Corp.\^ ......................    10,280
     14,600    Wabash National Corp. ..........................   353,758
     29,500    Watson Wyatt & Co. Holdings ....................   756,085
     10,000    Werner Enterprises, Inc. .......................   196,400
     16,900    Wright Express Corp.\^ .........................   312,143

                                                                ---------
                                                                5,396,615
                                                                ---------
Information Technology - 32.5%
     27,200    Adtran, Inc. ...................................   674,289
     13,600    Altera Corp.\^ .................................   269,552
        800    Altiris, Inc.\^ ................................    11,744
      7,000    Anteon International Corp.\^ ...................   319,340
     11,500    Aquantive, Inc.\^ ..............................   203,780
     20,400    Atari, Inc.\^ ..................................    56,712
     28,015    BISYS Group, Inc.\^ ............................   418,544
      3,100    Blue Nile, Inc.\^ ..............................   101,339
     83,500    Borland Software Corp.\^ .......................   572,810
     17,400    Brooks Automation, Inc.\^ ......................   258,390
      5,600    CACI International, Inc., Class A\^ ............   353,696
     24,900    CKX, Inc.\^ ....................................   320,338
      1,000    Cognex Corporation .............................    26,190
     25,594    Corillian Corp.\^ ..............................    79,341
     29,720    Credence Systems Corp.\^ .......................   268,966
      3,900    Cymer, Inc.\^ ..................................   102,765
     23,300    Digimarc Corp.\^ ...............................   127,451


    Shares                                                           Value
--------------                                                  ---------------
Information Technology (continued)
     83,340    Digitas, Inc.\^ ................................ $ 950,909
      1,000    DSW, Inc.\^ ....................................    24,950
      8,000    Emulex Corp.\^ .................................   146,080
        900    Epicor Software Corp.\^ ........................    11,880
     10,800    FEI Co.\^ ......................................   246,348
     25,800    Gartner, Inc., Class A\^ .......................   273,996
     13,200    Genesis Microchip, Inc.\^ ......................   243,672
      9,300    Global Payments, Inc. ..........................   630,540
     18,400    Harmonic, Inc.\^ ...............................    88,872
     41,900    Homestore, Inc.\^ ..............................    85,057
      8,900    Hutchinson Technology, Inc.\^ ..................   342,739
     10,200    Identix, Inc.\^ ................................    51,306
     34,888    Immersion Corp.\^ ..............................   185,953
     28,800    Integrated Circuit Systems, Inc.\^ .............   594,432
     35,500    Interwoven, Inc.\^ .............................   267,315
     21,700    Iomega Corp.\^ .................................    57,505
      8,200    Jack Henry & Associates, Inc. ..................   150,142
      8,400    Jupitermedia Corp.\^ ...........................   143,892
      4,500    Komag, Inc.\^ ..................................   127,665
     75,400    Lattice Semiconductor Corp.\^ ..................   334,776
     12,700    Lionbridge Technologies\^ ......................    86,106
      9,900    Liveperson, Inc.\^ .............................    30,888
      6,900    Macrovision Corp.\^ ............................   155,526
      8,700    Marchex, Inc., Class B\^ .......................   130,848
    122,980    McData Corp., Class A\^ ........................   491,920
     12,700    Mentor Graphics Corp.\^ ........................   130,175
     15,900    Micromuse, Inc.\^ ..............................    89,994
     18,400    Microsemi Corp.\^ ..............................   345,920
     10,100    Motive, Inc.\^ .................................   100,293
     10,700    Mykrolis Corp.\^ ...............................   152,047
      1,400    Neustar, Inc.\^ ................................    35,840
     40,000    O2Micro International, Ltd.\^ ..................   562,000
      3,100    Online Resources Corp.\^ .......................    35,061
      6,075    Onyx Software Corp.\^ ..........................    21,870
      3,300    Open Solutions, Inc.\^ .........................    67,023
     35,900    Pixelworks, Inc.\^ .............................   308,022
     14,900    PLX Technology, Inc.\^ .........................   151,384
     28,500    Polycom, Inc.\^ ................................   424,935
     14,000    Progress Software Corp.\^ ......................   422,100
      2,600    Provide Commerce, Inc.\^ .......................    56,134
      1,000    Quest Software, Inc.\^ .........................    13,630
      9,000    Radisys Corp.\^ ................................   145,350
     12,000    Red Hat, Inc.\^ ................................   157,200
     35,580    Rudolph Technologies, Inc.\^ ...................   509,861
      6,800    Secure Co.Mputing Corp.\^ ......................    73,984
     75,982    Skillsoft PLC, ADR\^ ...........................   262,139
     26,500    Skyworks Solutions, Inc.\^ .....................   195,305
    123,000    Sonicwall, Inc.\^ ..............................   662,970
     12,634    Stats Chippac, Ltd., ADR\^ .....................    89,954
     10,450    Take-Two Interactive Software, Inc.\^ ..........   265,952
     16,400    Titan Corp.\^ ..................................   372,936
     12,100    Tradestation Group, Inc.\^ .....................   103,818
     53,700    Triquint Semiconductor, Inc.\^ .................   178,821
     10,000    Ultra Clean Holdings\^ .........................    74,500

                       See Notes to Financial Statements.
                                       29

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)


  Shares                                                 Value
----------                                           -------------
Information Technology (continued)
 24,100    Verifone Holdings, Inc.* ................ $  391,625
 16,000    Verity, Inc.* ...........................    140,320
 14,500    Western Digital Corp.* ..................    194,590
  1,200    Wind River Systems, Inc.* ...............     18,816

                                                     ----------
                                                     16,773,133
                                                     ----------
Materials - 4.3%
 21,500    Agrium, Inc. ............................    421,615
 33,400    Airgas, Inc. ............................    823,978
  1,100    Cabot Microelectronics Corp.* ...........     31,889
  2,400    Headwaters, Inc.* .......................     82,512
 16,700    Massey Energy Co. .......................    629,924
  1,600    Oregon Steel Mills, Inc.* ...............     27,536
  7,900    Symyx Technologies, Inc.* ...............    221,042

                                                     ----------
                                                      2,238,496
                                                     ----------
Telecommunication Services - 0.9%
 30,100    Foundry Networks, Inc.* .................    259,763
  1,000    Jamdat Mobile, Inc.* ....................     27,680
 13,200    Syniverse Holdings, Inc.* ...............    184,800

                                                     ----------
                                                        472,243
                                                     ----------
Total Common Stock (Cost $46,482,720)                50,120,466
                                                     ----------


                   Maturity
                     Date        Par        Value
                  ---------- ----------- -----------
U.S. TREASURY OBLIGATIONS -
1.0%

U.S. Treasury Bills
     2.87%
(Cost $499,203)   07/20/05   $500,000    $499,203
                                         --------
MONEY MARKET FUND - 0.1%

TCW Galileo Money Market
Fund
     2.66%
(Cost $35,426)                 35,426      35,426
                                         --------


Total Investments -
98.1%
(Cost $47,017,349)                                   50,655,095
Other Assets &                                          970,320
                                                     ----------
Liabilities, Net -
1.9%
NET ASSETS - 100.0%                                 $51,625,415
                                                    ===========

     * Non-income producing security.
ADR - American Depository Receipt.

                       See Notes to Financial Statements.
                                       30

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND
STATEMENT OF INVESTMENTS
                                                                   June 30, 2005
                                                                     (Unaudited)




    Shares                                                       Value
--------------                                              ---------------
COMMON STOCK - 99.0%
Consumer Discretionary - 10.2%
      5,600    American Axle & Manufacturing
               Holdings, Inc. ............................. $  141,512
      5,700    Autoliv, Inc. ..............................    249,660
      6,800    BorgWarner, Inc. ...........................    364,956
     26,700    Comcast Corp., Class A\^ ...................    819,690
      8,200    Cooper Tire & Rubber Co. ...................    152,274
     10,200    Dana Corp. .................................    153,102
     15,700    Eastman Kodak Co. ..........................    421,545
     10,400    Federated Department Stores, Inc. ..........    762,112
     17,100    Gap, Inc. (The) ............................    337,725
     35,500    Interpublic Group of Companies, Inc.\^......    432,390
     13,500    Jones Apparel Group, Inc. ..................    419,040
      9,800    Lear Corp. .................................    356,524
     23,100    Limited Brands, Inc. .......................    494,802
     11,900    Mattel, Inc. ...............................    217,770
     32,900    McDonald's Corp. ...........................    912,975
     20,600    Newell Rubbermaid, Inc. ....................    491,104
      4,600    Nordstrom, Inc. ............................    312,662
     24,700    Office Depot, Inc.\^ .......................    564,148
      7,500    Target Corp. ...............................    408,075

                                                            ----------
                                                             8,012,066
                                                            ----------
Consumer Staples - 7.5%
      3,000    Coca-Cola Co. (The) ........................    125,250
     20,700    ConAgra Foods, Inc. ........................    479,412
     17,500    Del Monte Foods Co.\^ ......................    188,475
     11,800    General Mills, Inc. ........................    552,122
      9,500    Kimberly-Clark Corp. .......................    594,605
     15,300    Kraft Foods, Inc., Class A .................    486,693
     33,300    Kroger Co. (The)\^ .........................    633,699
     15,000    Monsanto Co. ...............................    943,050
      9,700    PepsiCo, Inc. ..............................    523,121
     20,600    Safeway, Inc.\^ ............................    465,354
     22,000    Sara Lee Corp. .............................    435,820
     13,800    Supervalu, Inc. ............................    450,018

                                                            ----------
                                                             5,877,619
                                                            ----------
Energy - 5.1%
      3,900    Ashland, Inc. ..............................    280,293
      9,600    ConocoPhillips .............................    551,904
      8,600    Diamond Offshore Drilling, Inc. ............    459,498
     62,800    El Paso Corp. ..............................    723,456
     10,100    ENSCO International, Inc. ..................    361,075
     17,100    Marathon Oil Corp. .........................    912,627
      7,200    Noble Corp. ................................    442,872
     12,200    Rowan Cos., Inc. ...........................    362,462

                                                            ----------
                                                             4,094,187
                                                            ----------
Financials - 38.4%
      4,900    ACE, Ltd. ..................................    219,765
     20,200    Allstate Corp. .............................  1,206,950
     14,200    American International Group, Inc. .........    825,020
     65,600    Bank of America Corp. ......................  2,992,016
      6,900    BB&T Corp. .................................    275,793


    Shares                                                       Value
--------------                                              ---------------
Financials (continued)
      7,600    Chubb Corp. ................................ $  650,636
     77,366    Citigroup, Inc. ............................  3,576,630
      9,700    Comerica, Inc. .............................    560,660
     18,100    Countrywide Financial Corp. ................    698,841
     14,800    Fannie Mae .................................    864,320
     14,400    Freddie Mac ................................    939,312
     17,900    Genworth Financial, Inc., Class A ..........    541,117
      7,600    Goldman Sachs Group, Inc. ..................    775,352
     10,300    Hartford Financial Services Group,
               Inc. .......................................    770,234
     17,000    Huntington Bancshares, Inc. ................    410,380
     38,100    JPMorgan Chase & Co. .......................  1,345,692
     19,100    KeyCorp ....................................    633,165
      8,600    Lehman Brothers Holdings, Inc. .............    853,808
      1,600    MBIA, Inc. .................................     94,896
     17,400    Mellon Financial Corp. .....................    499,206
     13,100    Merrill Lynch & Co., Inc. ..................    720,631
     12,850    MetLife, Inc. ..............................    577,479
      2,500    MGIC Investment Corp. ......................    163,050
     13,300    Morgan Stanley .............................    697,851
     19,400    National City Corp. ........................    661,928
        900    PartnerRe, Ltd. ............................     57,978
      3,700    PNC Financial Services Group, Inc. .........    201,502
      9,700    Prudential Financial, Inc. .................    636,902
     22,860    St. Paul Travelers Cos., Inc. (The) ........    903,657
      9,800    SunTrust Banks, Inc. .......................    707,952
     10,500    Torchmark Corp. ............................    548,100
     45,600    U.S. Bancorp ...............................  1,331,520
     33,943    Wachovia Corp. .............................  1,683,573
     23,000    Washington Mutual, Inc. ....................    935,870
     18,700    Wells Fargo & Co. ..........................  1,151,546
      5,000    XL Capital, Ltd., Class A ..................    372,100

                                                            ----------
                                                            30,085,432
                                                            ----------
Health Care - 8.0%
      4,200    AmerisourceBergen Corp. ....................    290,430
     12,000    Bristol-Myers Squibb Co. ...................    299,760
      7,500    Eli Lilly & Co. ............................    417,825
      3,500    HCA, Inc. ..................................    198,345
      6,400    Johnson & Johnson ..........................    416,000
      5,500    Laboratory Corp. of America
               Holdings\^ .................................    274,450
     14,400    Medco Health Solutions, Inc.\^ .............    768,384
     24,500    Merck & Co., Inc. ..........................    754,600
     82,500    Pfizer, Inc. ...............................  2,275,350
     12,200    Wyeth ......................................    542,900

                                                            ----------
                                                             6,238,044
                                                            ----------
Industrials - 6.9%
     19,100    Burlington Northern Santa Fe Corp. .........    899,228
      6,000    Cooper Industries, Ltd., Class A ...........    383,400
      6,800    Crane Co. ..................................    178,840
     13,500    CSX Corp. ..................................    575,910
      8,600    Eaton Corp. ................................    515,140
      8,600    Hubbell, Inc., Class B .....................    379,260

                       See Notes to Financial Statements.
                                       31

[GRAPHIC OMITTED]




WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND
STATEMENT OF INVESTMENTS - (Continued)
                                                                   June 30, 2005
                                                                     (Unaudited)




    Shares                                                       Value
--------------                                              ---------------
Industrials (continued)
  5,800        Ingersoll-Rand Co., Ltd., Class A .......... $  413,830
 21,900        Ingram Micro, Inc., Class A* ...............    342,954
 15,050        Masco Corp. ................................    477,988
 21,000        Norfolk Southern Corp. .....................    650,160
  8,700        SPX Corp. ..................................    400,026
  5,700        Tyco International, Ltd. ...................    166,440

                                                            ----------
                                                             5,383,176
                                                            ----------
Information Technology - 6.4%
 14,228        ADC Telecommunications, Inc.* ..............    309,744
  7,400        Arrow Electronics, Inc.* ...................    200,983
  1,275        Avnet, Inc.* ...............................     28,726
 38,550        Corning, Inc.* .............................    640,701
 25,000        Electronic Data Systems Corp. ..............    481,250
 63,000        Hewlett-Packard Co. ........................  1,481,130
 15,800        Microsoft Corp. ............................    392,472
 75,700        Nortel Networks Corp.* .....................    197,577
 23,600        Quantum Corp.* .............................     70,092
 58,900        Sanmina-SCI Corp.* .........................    322,183
 70,800        Solectron Corp.* ...........................    268,332
  6,200        Tech Data Corp.* ...........................    226,982
 42,100        Tellabs, Inc.* .............................    366,270

                                                            ----------
                                                             4,986,442
                                                            ----------
Materials - 4.5%
  9,200        Eastman Chemical Co. .......................    507,380
 17,300        Georgia-Pacific Corp. ......................    550,140
 13,100        Hercules, Inc.* ............................    185,365
  5,700        Martin Marietta Materials, Inc. ............    393,984
  9,000        PPG Industries, Inc. .......................    564,840
 17,200        Smurfit-Stone Container Corp.* .............    174,924
 14,400        Temple-Inland, Inc. ........................    534,960
  9,000        Vulcan Materials Co. .......................    584,910

                                                            ----------
                                                             3,496,503
                                                            ----------
Telecommunication Services - 4.3%
  6,000        BellSouth Corp. ............................    159,419
 25,000        SBC Communications, Inc. ...................    593,750
 42,350        Sprint Corp. ...............................  1,062,562
 45,500        Verizon Communications, Inc. ...............  1,572,025

                                                            ----------
                                                             3,387,756
                                                            ----------


    Shares                                                       Value
--------------                                              ---------------
Utilities - 7.7%
 15,900        Constellation Energy Group, Inc. ........... $  917,271
 20,300        Edison International .......................    823,165
 11,100        Entergy Corp. ..............................    838,605
 11,000        Exelon Corp. ...............................    564,630
 14,600        FirstEnergy Corp. ..........................    702,406
 11,100        PPL Corp. ..................................    659,118
 14,500        Sempra Energy ..............................    598,995
 17,000        Wisconsin Energy Corp. .....................    663,000
 14,200        Xcel Energy, Inc. ..........................    277,184

                                                            ----------
                                                             6,044,374
                                                            ----------
Total Common Stock (Cost $66,295,999)
                                                            77,605,599
                                                            ----------


Total Investments -
99.0%
(Cost $66,295,999)                                          77,605,599
Other Assets &                                                 752,594
                                                            ----------
Liabilities, Net -
1.0%
NET ASSETS - 100.0%                                        $78,358,193
                                                           ===========

    * Non-income producing security.

                       See Notes to Financial Statements.
                                       32

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
                                                      June 30, 2005 (Unaudited)

                                                                                    INTERNATIONAL SHORT-TERM    SMALL CAP
                                             BALANCED       EQUITY        INCOME       EQUITY     INVESTMENT     GROWTH
                                               FUND          FUND          FUND         FUND         FUND         FUND
                                           ------------  ------------  ------------ ------------- ----------  ------------
ASSETS:
Investments, at cost (Note 1)............. $247,765,166  $458,363,805  $136,171,815 $ 34,737,735  $1,609,814  $ 47,017,349
Foreign currency, at cost.................           --            --       883,028    1,062,932          --            --
                                           ============  ============  ============ ============  ==========  ============
Investments, at value (Note 1),^
 See accompanying schedules............... $260,863,549  $503,140,948  $138,687,871 $ 37,075,862  $1,608,335  $ 50,655,095
Cash......................................           --     5,229,006       175,259      275,028   1,471,987       661,230
Foreign currency, at value................           --            --       867,159    1,046,954          --            --
Unrealized appreciation on forward
 contracts................................           --            --       280,103           --          --            --
Receivable for Fund shares sold...........           --            --            --           --      71,719            --
Due from Advisor (Note 2).................        1,250            --            --           --       5,539            --
Receivable for investment securities
 sold.....................................           --     2,247,223     4,638,084        9,106          --     1,123,249
Dividends and interest receivable.........           --       667,875     1,168,651      174,142       8,648        10,747
Prepaid expenses and other assets.........           --           990        12,185          516          --        43,827
                                           ------------  ------------  ------------ ------------  ----------  ------------
  Total Assets............................  260,864,799   511,286,042   145,829,312   38,581,608   3,166,228    52,494,148
                                           ------------  ------------  ------------ ------------  ----------  ------------

LIABILITIES:
Payable for Fund shares redeemed..........      119,267        31,905       124,998           --          --         1,793
Payable for investment securities
 purchased................................           --     2,641,626    16,288,725        3,191          --       822,057
Investment advisory fees payable
 (Note 2).................................           --       150,036        38,581       24,103          --         8,064
Distribution and service fees payable
 (Note 3).................................           --       168,991        42,551       12,698       1,003        16,968
Due to Custodian..........................        9,685        92,213        20,332        6,336       1,524        19,851
Accrued expenses and other payables.......       69,470       206,840        51,389           --       5,815            --
                                           ------------  ------------  ------------ ------------  ----------  ------------
  Total Liabilities.......................      198,422     3,291,611    16,566,576       46,328       8,342       868,733
                                           ------------  ------------  ------------ ------------  ----------  ------------
NET ASSETS................................ $260,666,377  $507,994,431  $129,262,736 $ 38,535,280  $3,157,886  $ 51,625,415
                                           ============  ============  ============ ============  ==========  ============

NET ASSETS consist of:
Undistributed net investment
 income/(loss)............................ $    (61,443) $  2,924,615  $  2,882,263 $    403,025  $   46,002  $    (83,245)
Accumulated net realized gain/(loss) on
 investments and foreign currency
 transactions.............................  (12,634,856)  (79,898,247)      349,689  (10,456,916)     (1,844)  (20,415,112)
Net unrealized appreciation/(depreciation)
 of investments and translation of assets
 and liabilities in foreign currency......   13,098,383    44,777,143     2,787,345    2,321,750      (1,479)    3,637,746
Par value.................................    2,602,643    54,019,092     1,232,434           --      31,152            --
Paid-in capital...........................  257,661,650   486,171,828   122,011,005   46,267,421   3,084,055    68,486,026
                                           ------------  ------------  ------------ ------------  ----------  ------------
NET ASSETS................................ $260,666,377  $507,994,431  $129,262,736 $ 38,535,280  $3,157,886  $ 51,625,415
                                           ============  ============  ============ ============  ==========  ============

SHARES OUTSTANDING:
(50,000,000 shares authorized, per
 fund)....................................   14,386,184    23,763,150    10,406,144    3,276,654     308,648     4,377,678
                                           ============  ============  ============ ============  ==========  ============

NET ASSET VALUE:
(Offering and redemption price per
 share)................................... $      18.12  $      21.38  $      12.42 $      11.76  $    10.23  $      11.79
                                           ============  ============  ============ ============  ==========  ============

                                            SOCIALLY
                                           RESPONSIBLE
                                              FUND
                                           -----------
ASSETS:
Investments, at cost (Note 1)............. $66,295,999
Foreign currency, at cost.................          --
                                           ===========
Investments, at value (Note 1),^
 See accompanying schedules............... $77,605,599
Cash......................................     923,283
Foreign currency, at value................          --
Unrealized appreciation on forward
 contracts................................          --
Receivable for Fund shares sold...........      30,839
Due from Advisor (Note 2).................          --
Receivable for investment securities
 sold.....................................   1,504,075
Dividends and interest receivable.........     114,980
Prepaid expenses and other assets.........          --
                                           -----------
  Total Assets............................  80,178,776
                                           -----------

LIABILITIES:
Payable for Fund shares redeemed..........          --
Payable for investment securities
 purchased................................   1,742,109
Investment advisory fees payable
 (Note 2).................................      30,881
Distribution and service fees payable
 (Note 3).................................      25,814
Due to Custodian..........................      10,253
Accrued expenses and other payables.......      11,526
                                           -----------
  Total Liabilities.......................   1,820,583
                                           -----------
NET ASSETS................................ $78,358,193
                                           ===========

NET ASSETS consist of:
Undistributed net investment
 income/(loss)............................ $   499,836
Accumulated net realized gain/(loss) on
 investments and foreign currency
 transactions.............................      72,068
Net unrealized appreciation/(depreciation)
 of investments and translation of assets
 and liabilities in foreign currency......  11,309,600
Par value.................................          --
Paid-in capital...........................  66,476,689
                                           -----------
NET ASSETS................................ $78,358,193
                                           ===========

SHARES OUTSTANDING:
(50,000,000 shares authorized, per
 fund)....................................   5,087,559
                                           ===========

NET ASSET VALUE:
(Offering and redemption price per
 share)................................... $     15.40
                                           ===========

^For Balanced Fund represents value of investments in affiliated funds.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS
                       For the Six Month Period Ended June 30, 2005 (Unaudited)

                                                                                     INTERNATIONAL SHORT-TERM  SMALL CAP
                                                BALANCED      EQUITY       INCOME       EQUITY     INVESTMENT   GROWTH
                                                  FUND         FUND         FUND         FUND         FUND       FUND
                                               ----------  ------------  ----------  ------------- ---------- -----------
INVESTMENT INCOME:
Dividends..................................... $       --  $  5,068,617  $    9,965   $   810,334   $    --   $   284,570
Interest......................................         --        43,673   2,874,959         2,499    39,556        17,940
Foreign taxes withheld........................         --       (30,354)       (182)      (94,884)       --          (177)
                                               ----------  ------------  ----------   -----------   -------   -----------
  Total income................................         --     5,081,936   2,884,742       717,949    39,556       302,333
                                               ----------  ------------  ----------   -----------   -------   -----------

EXPENSES:
Investment advisory fees (Note 2).............         --     1,407,999     350,151       193,244     4,290       294,297
Administration and Support fees (Note 3)......         --       384,000      95,496        28,987     2,340        38,387
Transfer agent fees (Note 2)..................      2,917        28,922       2,917         2,917     2,917         2,917
Accounting fees...............................      3,750        56,548      19,454         5,894        --         7,767
Legal and Audit fees..........................     30,412        57,234      22,958        12,241        --         8,950
Printing fees.................................      2,702        26,982         479         1,457        --         1,701
Custodian fees................................      2,215        11,431      37,968        38,241        23        53,223
Directors' fees and expenses (Note 2).........     11,626        21,728       5,566         1,257       225         1,798
Registration and filing fees..................         --           900          --            --        --            --
Distribution fees (Note 2)....................         --       640,000     159,160        48,313     3,899        64,009
Insurance.....................................     10,752        20,375       5,235         1,303        --         2,058
Other.........................................         --         7,142       2,403           337        49           575
                                               ----------  ------------  ----------   -----------   -------   -----------
  Subtotal....................................     64,374     2,663,261     701,787       334,191    13,743       475,682
Fees waived and reimbursed by investment
 advisor (Note 2).............................     (1,250)     (480,191)   (112,798)      (39,939)   (7,880)      (85,834)
Fee waived by Fund's transfer agent (Note 2)..     (1,667)      (25,303)     (1,667)       (1,667)   (1,667)       (1,667)
Custody earnings credits (Note 1).............        (14)         (446)     (6,018)         (218)   (2,112)       (2,603)
                                               ----------  ------------  ----------   -----------   -------   -----------
  Total net expenses..........................     61,443     2,157,321     581,304       292,367     2,084       385,578
                                               ----------  ------------  ----------   -----------   -------   -----------
Net Investment Income/(loss)..................    (61,443)    2,924,615   2,303,438       425,582    37,472       (83,245)
                                               ----------  ------------  ----------   -----------   -------   -----------

NET REALIZED AND UNREALIZED GAIN/
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS (Notes 1 and 4)
Net realized gain/(loss) from:
  Investments.................................    (64,827)   20,319,395     590,540     1,063,063    (1,258)    1,971,719
  Foreign currency transactions...............         --            40    (191,085)      (59,726)       --            --
Net change in unrealized appreciation/
 (depreciation) of investments and translation
 of assets and liabilities in foreign currency  2,493,783   (22,648,130)     69,947    (1,913,438)       85    (4,376,370)
                                               ----------  ------------  ----------   -----------   -------   -----------
Net realized and unrealized gain/(loss)
 on investments and foreign currency
 Transactions.................................  2,428,956    (2,328,695)    469,402      (910,101)   (1,173)   (2,404,651)
                                               ----------  ------------  ----------   -----------   -------   -----------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................... $2,367,513  $    595,920  $2,772,840   $  (484,519)  $36,299   $(2,487,896)
                                               ==========  ============  ==========   ===========   =======   ===========

                                                SOCIALLY
                                               RESPONSIBLE
                                                  FUND
                                               -----------
INVESTMENT INCOME:
Dividends..................................... $   875,157
Interest......................................       9,936
Foreign taxes withheld........................          --
                                               -----------
  Total income................................     885,093
                                               -----------

EXPENSES:
Investment advisory fees (Note 2).............     328,322
Administration and Support fees (Note 3)......      57,939
Transfer agent fees (Note 2)..................       2,917
Accounting fees...............................      11,743
Legal and Audit fees..........................      13,524
Printing fees.................................       2,538
Custodian fees................................       6,128
Directors' fees and expenses (Note 2).........       2,693
Registration and filing fees..................          --
Distribution fees (Note 2)....................      96,565
Insurance.....................................       2,769
Other.........................................         789
                                               -----------
  Subtotal....................................     525,927
Fees waived and reimbursed by investment
 advisor (Note 2).............................    (136,933)
Fee waived by Fund's transfer agent (Note 2)..      (1,667)
Custody earnings credits (Note 1).............         (19)
                                               -----------
  Total net expenses..........................     387,308
                                               -----------
Net Investment Income/(loss)..................     497,785
                                               -----------

NET REALIZED AND UNREALIZED GAIN/
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS (Notes 1 and 4)
Net realized gain/(loss) from:
  Investments.................................   1,532,696
  Foreign currency transactions...............          --
Net change in unrealized appreciation/
 (depreciation) of investments and translation
 of assets and liabilities in foreign currency  (2,165,890)
                                               -----------
Net realized and unrealized gain/(loss)
 on investments and foreign currency
 Transactions.................................    (633,194)
                                               -----------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................... $  (135,409)
                                               ===========

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
                       For the Six Month Period Ended June 30, 2005 (Unaudited)

                                                                                    INTERNATIONAL  SHORT-TERM   SMALL CAP
                                            BALANCED       EQUITY        INCOME        EQUITY      INVESTMENT    GROWTH
                                              FUND          FUND          FUND          FUND          FUND        FUND
                                          ------------  ------------  ------------  ------------- -----------  -----------
Operations:
Net investment income/(loss)............. $    (61,443) $  2,924,615  $  2,303,438   $   425,582  $    37,472  $   (83,245)
Net realized gain/(loss) on investments
 and foreign currency transactions.......      (64,827)   20,319,435       399,455     1,003,337       (1,258)   1,971,719
Net change in unrealized appreciation/
 (depreciation) of investments and
 translation of assets and liabilities in
 foreign currency........................    2,493,783   (22,648,130)       69,947    (1,913,438)          85   (4,376,370)
                                          ------------  ------------  ------------   -----------  -----------  -----------
Net increase/(decrease) in net assets
 resulting from operations...............    2,367,513       595,920     2,772,840      (484,519)      36,299   (2,487,896)

Capital Stock Transactions: (Dollars)
  Shares sold............................    4,536,019     4,771,256     3,333,889     3,620,508    3,436,621    2,851,633
  Shares redeemed........................  (15,725,206)  (32,400,433)   (4,401,202)   (3,876,710)  (3,496,802)  (5,024,383)
                                          ------------  ------------  ------------   -----------  -----------  -----------
Net decrease in net assets from capital
 stock transactions......................  (11,189,187)  (27,629,177)   (1,067,313)     (256,202)     (60,181)  (2,172,750)
                                          ------------  ------------  ------------   -----------  -----------  -----------
Net increase/(decrease) in net assets....   (8,821,674)  (27,033,257)    1,705,527      (740,721)     (23,882)  (4,660,646)
                                          ------------  ------------  ------------   -----------  -----------  -----------

NET ASSETS:
Beginning of period...................... $269,488,051  $535,027,688  $127,557,209   $39,276,001  $ 3,181,768  $56,286,061
                                          ------------  ------------  ------------   -----------  -----------  -----------
End of period............................ $260,666,377  $507,994,431  $129,262,736   $38,535,280  $ 3,157,886  $51,625,415
                                          ============  ============  ============   ===========  ===========  ===========
Undistributed net investment
 income/(loss)........................... $    (61,443) $  2,924,615  $  2,882,263   $   403,025  $    46,002  $   (83,245)
                                          ============  ============  ============   ===========  ===========  ===========

Capital Share Transactions:
  Shares sold............................      253,886       225,215       273,245       304,252      338,199      243,781
  Shares redeemed........................     (880,875)   (1,531,645)     (359,656)     (326,136)    (344,143)    (431,676)
                                          ------------  ------------  ------------   -----------  -----------  -----------
Net decrease in shares outstanding.......     (626,989)   (1,306,430)      (86,411)      (21,884)      (5,944)    (187,895)
                                          ============  ============  ============   ===========  ===========  ===========

                                           SOCIALLY
                                          RESPONSIBLE
                                             FUND
                                          -----------
Operations:
Net investment income/(loss)............. $   497,785
Net realized gain/(loss) on investments
 and foreign currency transactions.......   1,532,696
Net change in unrealized appreciation/
 (depreciation) of investments and
 translation of assets and liabilities in
 foreign currency........................  (2,165,890)
                                          -----------
Net increase/(decrease) in net assets
 resulting from operations...............    (135,409)

Capital Stock Transactions: (Dollars)
  Shares sold............................   2,745,133
  Shares redeemed........................  (4,587,481)
                                          -----------
Net decrease in net assets from capital
 stock transactions......................  (1,842,348)
                                          -----------
Net increase/(decrease) in net assets....  (1,977,757)
                                          -----------

NET ASSETS:
Beginning of period...................... $80,335,950
                                          -----------
End of period............................ $78,358,193
                                          ===========
Undistributed net investment
 income/(loss)........................... $   499,836
                                          ===========

Capital Share Transactions:
  Shares sold............................     181,116
  Shares redeemed........................    (303,711)
                                          -----------
Net decrease in shares outstanding.......    (122,595)
                                          ===========

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
                                           For the Year Ended December 31, 2004

                                                                                     INTERNATIONAL  SHORT-TERM     SMALL CAP
                                             BALANCED       EQUITY        INCOME        EQUITY      INVESTMENT      GROWTH
                                               FUND          FUND          FUND          FUND          FUND          FUND
                                           ------------  ------------  ------------  ------------- ------------  ------------
Operations:
Net investment income/(loss).............. $  5,861,461  $  6,770,809  $  4,160,106  $     95,146  $     42,721  $   (759,456)
Affiliated mutual fund capital gain
 distributions............................    1,863,019            --            --            --            --            --
Net realized gain/(loss) on investments
 and foreign currency transactions........     (682,490)   17,790,117     2,438,113     4,743,258          (586)    3,907,407
Net change in unrealized appreciation/
 (depreciation) of investments and
 translation of assets and liabilities in
 foreign currency.........................   13,831,770    26,031,334      (521,133)   (1,009,610)       (2,116)   (1,016,527)
                                           ------------  ------------  ------------  ------------  ------------  ------------
Net increase in net assets resulting from
 operations...............................   20,873,760    50,592,260     6,077,086     3,828,794        40,019     2,131,424

Distributions to Shareholders From:
Net investment income.....................   (6,788,135)   (6,987,974)   (4,673,112)     (513,331)      (35,222)           --
Return of capital.........................           --            --       (24,759)           --            --            --
Net realized capital gains................           --            --    (2,278,801)           --            --            --
                                           ------------  ------------  ------------  ------------  ------------  ------------
Total distributions to shareholders.......   (6,788,135)   (6,987,974)   (6,976,672)     (513,331)      (35,222)           --

Capital Stock Transactions: (Dollars)
  Shares sold.............................   15,931,388    22,957,421    11,838,084    23,461,339    18,075,505     9,697,172
  Shares issued as reinvestment of
   distributions..........................    6,788,135     6,936,814     6,976,672       513,331        35,222            --
  Shares redeemed.........................  (37,578,497)  (69,981,505)  (15,505,772)  (23,755,515)  (19,776,400)  (12,735,664)
                                           ------------  ------------  ------------  ------------  ------------  ------------
Net increase/(decrease) in net assets from
 capital stock transactions...............  (14,858,974)  (40,087,270)    3,308,984       219,155    (1,665,673)   (3,038,492)
                                           ------------  ------------  ------------  ------------  ------------  ------------
Net increase/(decrease) in net assets.....     (773,349)    3,517,016     2,409,398     3,534,618    (1,660,876)     (907,068)
                                           ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS:
Beginning of period....................... $270,261,400  $531,510,672  $125,147,811  $ 35,741,383  $  4,842,644  $ 57,193,129
                                           ------------  ------------  ------------  ------------  ------------  ------------
End of period............................. $269,488,051  $535,027,688  $127,557,209  $ 39,276,001  $  3,181,768  $ 56,286,061
                                           ============  ============  ============  ============  ============  ============
Undistributed net investment income/
 (loss)................................... $         --  $         --  $    578,825  $    (22,557) $      8,530  $         --
                                           ============  ============  ============  ============  ============  ============

Capital Share Transactions:
  Shares sold.............................      916,974     1,146,754       952,127     2,103,337     1,785,096       825,410
  Shares issued as reinvestment of
   distributions..........................      378,380       324,730       575,633        43,029         3,484            --
  Shares redeemed.........................   (2,162,760)   (3,472,168)   (1,242,162)   (2,124,967)   (1,953,498)   (1,104,072)
                                           ------------  ------------  ------------  ------------  ------------  ------------
Net increase/(decrease) in shares
 outstanding..............................     (867,406)   (2,000,684)      285,598        21,399      (164,918)     (278,662)
                                           ============  ============  ============  ============  ============  ============

                                             SOCIALLY
                                            RESPONSIBLE
                                               FUND
                                           ------------
Operations:
Net investment income/(loss).............. $  1,017,771
Affiliated mutual fund capital gain
 distributions............................           --
Net realized gain/(loss) on investments
 and foreign currency transactions........    4,017,438
Net change in unrealized appreciation/
 (depreciation) of investments and
 translation of assets and liabilities in
 foreign currency.........................    4,464,174
                                           ------------
Net increase in net assets resulting from
 operations...............................    9,499,383

Distributions to Shareholders From:
Net investment income.....................   (1,048,007)
Return of capital.........................           --
Net realized capital gains................           --
                                           ------------
Total distributions to shareholders.......   (1,048,007)

Capital Stock Transactions: (Dollars)
  Shares sold.............................    8,277,816
  Shares issued as reinvestment of
   distributions..........................    1,048,007
  Shares redeemed.........................  (11,406,087)
                                           ------------
Net increase/(decrease) in net assets from
 capital stock transactions...............   (2,080,264)
                                           ------------
Net increase/(decrease) in net assets.....    6,371,112
                                           ------------

NET ASSETS:
Beginning of period....................... $ 73,964,838
                                           ------------
End of period............................. $ 80,335,950
                                           ============
Undistributed net investment income/
 (loss)................................... $      2,051
                                           ============

Capital Share Transactions:
  Shares sold.............................      578,445
  Shares issued as reinvestment of
   distributions..........................       67,964
  Shares redeemed.........................     (798,594)
                                           ------------
Net increase/(decrease) in shares
 outstanding..............................     (152,185)
                                           ============

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND
FINANCIAL HIGHLIGHTS

   For a Fund Share Outstanding Throughout Each Period.

                                                                 SIX MONTH
                                                                  PERIOD
                                                                   ENDED                   YEAR ENDED DECEMBER 31,
                                                                 6/30/2005    -------------------------------------------------
                                                                (UNAUDITED)     2004      2003       2002      2001      2000
                                                                -----------   --------  --------  --------   --------  --------

Net asset value, beginning of period...........................  $  17.95     $  17.02  $  14.52  $  16.34   $  16.76  $  17.27
                                                                 --------     --------  --------  --------   --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***.......................................     (0.00)/4/     0.38      0.33      0.43       0.65      0.58
Net realized and unrealized gain/(loss) on investments.........      0.17         1.01      2.51     (1.79)     (0.41)    (0.42)
                                                                 --------     --------  --------  --------   --------  --------
Total from investment operations...............................      0.17         1.39      2.84     (1.36)      0.24      0.16
                                                                 --------     --------  --------  --------   --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...........................        --        (0.46)    (0.34)    (0.46)     (0.66)    (0.67)
Distributions from capital gains...............................        --           --        --        --         --        --
                                                                 --------     --------  --------  --------   --------  --------
Total distributions............................................        --        (0.46)    (0.34)    (0.46)     (0.66)    (0.67)
                                                                 --------     --------  --------  --------   --------  --------
Net asset value, end of period.................................  $  18.12     $  17.95  $  17.02  $  14.52   $  16.34  $  16.76
                                                                 ========     ========  ========  ========   ========  ========
Total Return/1, 2/.............................................      0.95%**      8.18%    19.56%    (8.27)%     1.39%     0.93%
                                                                 ========     ========  ========  ========   ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:/3/
Net assets, end of period (in 000's)...........................  $260,666     $269,488  $270,261  $240,562   $292,176  $314,728
Operating expenses including reimbursement/waiver and excluding
 earnings credits..............................................      0.05%*       0.04%     0.05%     0.04%      0.05%     0.06%
Operating expenses excluding reimbursement/waiver and earnings
 credits.......................................................      0.05%*       0.04%     0.05%     0.04%      0.05%     0.07%
Net investment income/(loss) including reimbursement/waiver and
 excluding earnings credits....................................     (0.05)%*      2.20%     2.14%     2.77%      3.79%     3.38%
Net investment income/(loss) excluding reimbursement/waiver and
 earnings credits..............................................     (0.05)%*      2.20%     2.14%     2.77%      3.79%     3.37%
Portfolio turnover rate........................................         0%**         6%        9%       13%        10%      121%

---------------
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ Total return represents aggregate total return for the period indicated. /2/ If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.
/3/ Effective January 19, 2000, The Balanced Fund began operating under a "fund of funds" structure. The ratio of expenses does not include expenses of the underlying funds in which the Fund invests.
/4  /Less than 0.01 per share.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

   For a Fund Share Outstanding Throughout Each Period.

                                                                 SIX MONTH
                                                                  PERIOD
                                                                   ENDED                   YEAR ENDED DECEMBER 31,
                                                                 6/30/2005   --------------------------------------------------
                                                                (UNAUDITED)    2004      2003       2002       2001       2000
                                                                -----------  --------  --------  --------   --------   --------

Net asset value, beginning of period...........................  $  21.34    $  19.63  $  15.56  $  19.57   $  20.65   $  21.92
                                                                 --------    --------  --------  --------   --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***.......................................      0.12        0.26      0.21      0.21       0.21       0.21
Net realized and unrealized gain/(loss) on investments.........     (0.08)       1.73      4.08     (4.01)     (1.08)     (1.23)
                                                                 --------    --------  --------  --------   --------   --------
Total from investment operations...............................      0.04        1.99      4.29     (3.80)     (0.87)     (1.02)
                                                                 --------    --------  --------  --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...........................        --       (0.28)    (0.22)    (0.21)     (0.21)     (0.25)
Distributions from capital gains...............................        --          --        --        --         --         --
                                                                 --------    --------  --------  --------   --------   --------
Total distributions............................................        --       (0.28)    (0.22)    (0.21)     (0.21)     (0.25)
                                                                 --------    --------  --------  --------   --------   --------
Net asset value, end of period.................................  $  21.38    $  21.34  $  19.63  $  15.56   $  19.57   $  20.65
                                                                 ========    ========  ========  ========   ========   ========
Total Return/1, 2/.............................................      0.19%**    10.15%    27.57%   (19.43)%    (4.21)%    (4.64)%
                                                                 ========    ========  ========  ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................  $507,994    $535,028  $531,511  $449,559   $600,016   $667,731
Operating expenses including reimbursement/waiver and excluding
 earnings credits..............................................      0.84%*      0.87%     0.87%     0.82%      0.82%      0.82%
Operating expenses excluding reimbursement/waiver and earnings
 credits.......................................................      1.04%*      0.91%     0.91%     0.86%      0.87%      0.87%
Net investment income/(loss) including reimbursement/waiver and
 excluding earnings credits....................................      1.14%*      1.30%     1.17%     1.13%      1.04%      1.05%
Net investment income/(loss) excluding reimbursement/waiver and
 earnings credits..............................................      0.94%*      1.26%     1.13%     1.09%      0.99%      0.98%
Portfolio turnover rate........................................        23%**       35%       43%       36%        38%       117%

---------------
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ Total return represents aggregate total return for the period indicated. /2/ If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

   For a Fund Share Outstanding Throughout Each Period.

                                                                 SIX MONTH
                                                                  PERIOD
                                                                   ENDED                  YEAR ENDED DECEMBER 31,
                                                                 6/30/2005   ------------------------------------------------
                                                                (UNAUDITED)    2004      2003      2002      2001      2000
                                                                -----------  --------  --------  --------  --------  --------

Net asset value, beginning of period...........................  $  12.16    $  12.26  $  12.43  $  12.30  $  12.39  $  12.24
                                                                 --------    --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income***.......................................      0.22        0.41      0.55      0.69      0.78      0.82
Net realized and unrealized gain on investments................      0.04        0.19      0.35      0.42      0.33      0.27
                                                                 --------    --------  --------  --------  --------  --------
Total from investment operations...............................      0.26        0.60      0.90      1.11      1.11      1.09
                                                                 --------    --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...........................        --       (0.47)    (0.33)    (0.57)    (0.85)    (0.94)
Distributions from capital gains...............................        --       (0.23)    (0.74)    (0.41)    (0.35)       --
                                                                 --------    --------  --------  --------  --------  --------
Total distributions............................................        --       (0.70)    (1.07)    (0.98)    (1.20)    (0.94)
                                                                 --------    --------  --------  --------  --------  --------
Net asset value, end of period.................................  $  12.42    $  12.16  $  12.26  $  12.43  $  12.30  $  12.39
                                                                 ========    ========  ========  ========  ========  ========
Total Return/1, 2/.............................................      2.14%**     4.94%     7.25%     9.20%     8.88%     8.89%
                                                                 ========    ========  ========  ========  ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................  $129,263    $127,557  $125,148  $114,935  $126,045  $137,184
Operating expenses including reimbursement/waiver and excluding
 earnings credits..............................................      0.92%*      0.91%     0.89%     0.85%     0.81%     0.88%
Operating expenses excluding reimbursement/waiver and earnings
 credits.......................................................      1.10%*      0.93%     0.93%     0.90%     0.88%     0.92%
Net investment income/(loss) including reimbursement/waiver and
 excluding earnings credits....................................      3.61%*      3.25%     4.25%     5.41%     5.96%     7.02%
Net investment income/(loss) excluding reimbursement/waiver and
 earnings credits..............................................      3.43%*      3.23%     4.21%     5.36%     5.89%     6.98%
Portfolio turnover rate........................................       430%**      595%      482%      316%      348%      422%

---------------
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ Total return represents aggregate total return for the period indicated. /2/ If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

   For a Fund Share Outstanding Throughout Each Period.

                                          SIX MONTH
                                           PERIOD
                                            ENDED                    YEAR ENDED DECEMBER 31,
                                          6/30/2005    --------------------------------------------------
                                         (UNAUDITED)     2004      2003       2002       2001       2000
                                         -----------   --------  --------  --------   --------   --------

Net asset value, beginning of period....  $  11.91     $  10.91  $   8.30  $  10.52   $  14.27   $  17.52
                                          --------     --------  --------  --------   --------   --------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income/(loss)***.........      0.13         0.03      0.05     (0.01)      0.00       0.03
Net realized and unrealized gain/(loss)
 on investments.........................     (0.28)        1.13      2.64     (2.21)     (3.75)     (3.10)
                                          --------     --------  --------  --------   --------   --------
Total from investment operations........     (0.15)        1.16      2.69     (2.22)     (3.75)     (3.07)
                                          --------     --------  --------  --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income....        --        (0.16)    (0.08)       --         --         --
Distributions from capital gains........        --           --        --        --         --      (0.18)
                                          --------     --------  --------  --------   --------   --------
Total distributions.....................        --        (0.16)    (0.08)       --         --      (0.18)
                                          --------     --------  --------  --------   --------   --------
Net asset value, end of period..........  $  11.76     $  11.91  $  10.91  $   8.30   $  10.52   $  14.27
                                          ========     ========  ========  ========   ========   ========
Total Return/1, 2/......................     (1.26)%**    10.61%    32.49%   (20.99)%   (26.35)%   (17.51)%
                                          ========     ========  ========  ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....  $ 38,535     $ 39,276  $ 35,741  $ 26,286   $ 33,544   $ 42,689
Operating expenses including
 reimbursement/waiver and excluding
 earnings credits.......................      1.51%*       1.55%     1.46%     1.58%      1.53%      1.47%
Operating expenses excluding
 reimbursement/waiver and earnings
 credits................................      1.73%*       1.60%     1.51%     1.62%      1.54%      1.51%
Net investment income/(loss) including
 reimbursement/waiver and excluding
 earnings credits.......................      2.20%*       0.26%     0.59%    (0.08)%     0.00%      0.18%
Net investment income/(loss) excluding
 reimbursement/waiver and earnings
 credits................................      1.98%*       0.21%     0.54%    (0.12)%    (0.01)%     0.14%
Portfolio turnover rate.................        22%**       161%       68%      139%       103%        69%

---------------
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ Total return represents aggregate total return for the period indicated. /2/ If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
SHORT-TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

   For a Fund Share Outstanding Throughout Each Period.

                                                                 SIX MONTH
                                                                  PERIOD
                                                                   ENDED                  YEAR ENDED DECEMBER 31,
                                                                 6/30/2005   ------------------------------------------------
                                                                (UNAUDITED)    2004      2003      2002      2001      2000
                                                                -----------  --------  --------  --------  --------  --------

Net asset value, beginning of period...........................  $  10.11    $  10.10  $  10.09  $  10.08  $   9.92  $   9.89
                                                                 --------    --------  --------  --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***.......................................      0.12        0.13      0.12      0.18      0.39      0.57
Net realized and unrealized gain/(loss) on investments.........   0.00/3/       (0.01)    (0.02)    (0.01)     0.12      0.01
                                                                 --------    --------  --------  --------  --------  --------
Total from investment operations...............................      0.12        0.12      0.10      0.17      0.51      0.58
                                                                 --------    --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...........................        --       (0.11)    (0.09)    (0.16)    (0.33)    (0.55)
Distributions from capital gains...............................        --          --        --        --     (0.02)       --
                                                                 --------    --------  --------  --------  --------  --------
Total distributions............................................        --       (0.11)    (0.09)    (0.16)    (0.35)    (0.55)
                                                                 --------    --------  --------  --------  --------  --------
Net asset value, end of period.................................  $  10.23    $  10.11  $  10.10  $  10.09  $  10.08  $   9.92
                                                                 ========    ========  ========  ========  ========  ========
Total Return/1, 2/.............................................      1.19%**     1.22%     1.03%     1.72%     5.17%     5.81%
                                                                 ========    ========  ========  ========  ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................  $  3,158    $  3,182  $  4,843  $  4,183  $  2,796  $  1,982
Operating expenses including reimbursement/waiver and excluding
 earnings credits..............................................      0.27%*      0.17%     0.17%     0.33%     0.33%     0.49%
Operating expenses excluding reimbursement/waiver and earnings
 credits.......................................................      0.88%*      1.11%     1.07%     1.16%     1.36%     1.81%
Net investment income/(loss) including reimbursement/waiver and
 excluding earnings credits....................................      2.27%*      1.19%     1.16%     1.76%     4.20%     5.62%
Net investment income/(loss) excluding reimbursement/waiver and
 earnings credits..............................................      1.66%*      0.25%     0.18%     0.93%     3.17%     4.30%
Portfolio turnover rate........................................         0%**        0%        0%        0%        0%        0%

---------------
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ Total return represents aggregate total return for the period indicated. /2/ If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.
/3/  Less than 0.01 per share.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

   For a Fund Share Outstanding Throughout Each Period.

                                          SIX MONTH
                                           PERIOD
                                            ENDED                     YEAR ENDED DECEMBER 31,
                                          6/30/2005    ----------------------------------------------------
                                         (UNAUDITED)      2004       2003       2002       2001       2000
                                         -----------   --------   --------   --------   --------   --------

Net asset value, beginning of period....  $  12.33     $  11.81   $   7.43   $  12.15   $  17.31   $  19.76
                                          --------     --------   --------   --------   --------   --------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss***..................     (0.02)       (0.16)     (0.14)     (0.15)     (0.12)     (0.12)
Net realized and unrealized gain/(loss)
 on investments.........................     (0.52)        0.68       4.52      (4.57)     (5.04)     (2.03)
                                          --------     --------   --------   --------   --------   --------
Total from investment operations........     (0.54)        0.52       4.38      (4.72)     (5.16)     (2.15)
                                          --------     --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income....        --           --         --         --         --         --
Distributions from capital gains........        --           --         --         --         --      (0.30)
                                          --------     --------   --------   --------   --------   --------
Total distributions.....................        --           --         --         --         --      (0.30)
                                          --------     --------   --------   --------   --------   --------
Net asset value, end of period..........  $  11.79     $  12.33   $  11.81   $   7.43   $  12.15   $  17.31
                                          ========     ========   ========   ========   ========   ========
Total Return/1, 2/......................     (4.38)%**     4.40%     58.95%    (38.93)%   (29.81)%   (10.48)%
                                          ========     ========   ========   ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....  $ 51,625     $ 56,286   $ 57,193   $ 34,768   $ 58,437   $ 83,597
Operating expenses including
 reimbursement/waiver and excluding
 earnings credits.......................      1.52%*       1.58%      1.66%      1.66%      1.54%      1.50%
Operating expenses excluding
 reimbursement/waiver and earnings
 credits................................      1.86%*       1.77%      1.79%      1.82%      1.71%      1.67%
Net investment income/(loss) including
 reimbursement/waiver and excluding
 earnings credits.......................     (0.34)%*     (1.38)%    (1.52)%    (1.61)%     1.14%     (0.57)%
Net investment income/(loss) excluding
 reimbursement/waiver and earnings
 credits................................     (0.68)%      (1.57)%    (1.65)%    (1.77)%     1.31%     (0.74)%
Portfolio turnover rate.................       110%**        96%       206%       234%       319%       233%

---------------
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ Total return represents aggregate total return for the period indicated. /2/ If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

   For a Fund Share Outstanding Throughout Each Period.

                                                                 SIX MONTH
                                                                  PERIOD
                                                                   ENDED                    YEAR ENDED DECEMBER 31,
                                                                 6/30/2005    --------------------------------------------------
                                                                (UNAUDITED)     2004      2003       2002       2001      2000
                                                                -----------   --------  --------  --------   --------   --------

Net asset value, beginning of period...........................  $  15.42     $  13.79  $  10.87  $  12.75   $  14.11   $  13.81
                                                                 --------     --------  --------  --------   --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***.......................................      0.10         0.19      0.17      0.16       0.14       0.13
Net realized and unrealized gain/(loss) on investments.........     (0.12)        1.64      2.92     (1.88)     (1.17)      1.07
                                                                 --------     --------  --------  --------   --------   --------
Total from investment operations...............................     (0.02)        1.83      3.09     (1.72)     (1.03)      1.20
                                                                 --------     --------  --------  --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...........................        --        (0.20)    (0.17)    (0.16)     (0.14)     (0.14)
Distributions from capital gains...............................        --           --        --        --      (0.19)     (0.76)
                                                                 --------     --------  --------  --------   --------   --------
Total distributions............................................        --        (0.20)    (0.17)    (0.16)     (0.33)     (0.90)
                                                                 --------     --------  --------  --------   --------   --------
Net asset value, end of period.................................  $  15.40     $  15.42  $  13.79  $  10.87   $  12.75   $  14.11
                                                                 ========     ========  ========  ========   ========   ========
Total Return/1, 2/.............................................     (0.13)%**    13.30%    28.45%   (13.48)%    (7.30)%     8.79%
                                                                 ========     ========  ========  ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................  $ 78,358     $ 80,336  $ 73,965  $ 58,960   $ 71,644   $ 76,011
Operating expenses including reimbursement/waiver and excluding
 earnings credits..............................................      1.00%*       1.01%     1.03%     0.99%      1.04%      1.07%
Operating expenses excluding reimbursement/waiver and earnings
 credits.......................................................      1.36%*       1.21%     1.22%     1.19%      1.20%      1.20%
Net investment income/(loss) including reimbursement/waiver and
 excluding earnings credits....................................      1.29%*       1.35%     1.39%     1.35%      1.05%      0.96%
Net investment income/(loss) excluding reimbursement/waiver and
 earnings credits..............................................      0.93%*       1.15%     1.20%     1.15%      0.89%      0.83%
Portfolio turnover rate........................................        16%*         32%       37%       27%       142%        99%

---------------
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ Total return represents aggregate total return for the period indicated. /2/ If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
                                                                  June 30, 2005

1.    Significant Accounting Policies.

The Wilshire Variable Insurance Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, which offers units of beneficial ownership (shares) in seven separate investment portfolios: Balanced Fund, Equity Fund, Income Fund, International Equity Fund, Short-Term Investment Fund, Small Cap Growth Fund and Socially Responsible Fund. These funds collectively are referred to as the "Funds." Sponsorship of the Trust (formerly Horace Mann Mutual Funds) transferred from The Horace Mann Companies to Wilshire Associates Incorporated (the "Adviser") on September 30, 2004. Shares are presently offered to Horace Mann Life Insurance Company (HMLIC) Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

Fund Investment Objectives:

Balanced Fund -- realization of high long-term total rate of return consistent with prudent investment risks.

Equity Fund -- primary, long-term capital growth; secondary, conservation of principal and production of income.

Income Fund -- long-term total rate of return in excess of the U.S. bond market over a full market cycle.

International Equity Fund -- long-term growth of capital through diversified holdings of marketable foreign equity investments.

Short-Term Investment Fund -- primary, realize maximum current income to the extent consistent with liquidity; secondary, preservation of principal.

Small Cap Growth Fund -- long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

Socially Responsible Fund -- long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

Use of estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Security Valuation -- A security listed or traded on U.S. or foreign stock exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. Foreign securities are converted to United States dollars using exchange rates at the close of the New York Stock Exchange. Securities not valued at cost or by the Board of Trustees or its delegate are valued using a quotation from an independent pricing service. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Trustees or as determined in good faith by the Pricing Committee, whose members are representatives of Wilshire Associates Incorporated (the Adviser), or the Trust's Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Additionally, a Fund's investments will be valued at fair value by the Pricing Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)
                                                                  June 30, 2005

time the Fund's share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. Investments in funds within the Balanced Fund are valued at their net asset value as reported by the underlying funds.

Security transactions and investment income -- Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as they become available. Interest income including level yield, premium and discount amortization is accrued daily. Securities gains and losses are determined on the basis of identified cost.

The Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Income Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Income Fund may dispose of such securities prior to settlement if its subadviser deems it appropriate to do so. The Income Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Income Fund will normally realize a capital gain or loss in connection with these transactions. When the Income Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Income Fund's subadvisers will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Income Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the subadvisers will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Income Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by PFPC Trust Company and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy.

Asset Backed Securities -- These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors' exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

Collateralized Mortgage Obligations -- Planned Amortization Class (PAC) -- These securities have a predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

American Depository Receipts (ADR) -- A certificate issued by an American bank to evidence ownership of original foreign shares. The certificate is transferable and can be traded. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank.

Commission Credits -- Bernstein Investment Research and Management Unit of Alliance Capital Management, L.P., Mellon Equity Associates, LLP and Wellington Management Company, LLP, subadvisers for the Equity Fund, seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)
                                                                  June 30, 2005

trade. Occasionally, they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Fund part of the commissions paid. For the six month period ended June 30, 2005, credits paid and disclosed as realized capital gains were $38,146 for the Equity Fund and $11,268 for the International Equity Fund.

Earnings Credits on Cash Balances -- During the six month period ended June 30, 2005, the Funds' custody fees were reduced as a result of credits earned on overnight cash balances.

Foreign Currency Transactions -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

  . market value of investment securities, other assets and other liabilities at the daily rates of exchange and

  . purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Forward Currency Contracts -- The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

At June 30, 2005 the Income Fund had the following open forward currency contracts:

                                                              Unrealized
                          Local    Expiration Current Value  Appreciation
      Foreign Currency   Currency     Date     U.S. Dollar  (Depreciation)
      ----------------   --------- ---------- ------------- --------------
      Short Contracts:
      Australian Dollar.   413,358 8/10/2005   $  313,838      $  4,035
      Canadian Dollar...   214,469 8/10/2005      175,218        (4,643)
      Euro Currency.....   128,923 7/26/2005      156,157        10,914
      Euro Currency..... 2,973,236 8/10/2005    3,541,895       258,889
      Mexican Peso...... 2,137,643 7/25/2005      197,977        (7,959)
      New Zealand Dollar   713,018 7/27/2005      494,777        18,867
                                                               --------
                                                               $280,103
                                                               ========

2.    Investment Advisory Fee, Administration Fee and Other Transactions.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Fund's investment programs. The Adviser has entered into agreements with the following subadvisers: Equity Fund -- Bernstein Investment Research and Management Unit of Alliance Capital Management, L.P., Mellon Equity Associates, LLP and Wellington Management Company, LLP; Income Fund -- Western Asset Management Company, Western Asset Management Limited and BlackRock Financial Management, Inc; International Equity Fund -- New Star Institutional Managers Limited and The Boston Company Asset Management, LLC; Short-Term Investment Fund -- Western Asset Management Company; Small Cap Growth Fund -- BlackRock Financial Management, Inc., Mazama Capital Management and Lee Munder Investments Ltd. (Lee Munder Investments Ltd. ceased to advise the Small Cap Growth Fund as of January 20, 2005); Socially Responsible Fund -- Bernstein Investment Research and Management Unit of Alliance Capital Management, L.P.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)
                                                                  June 30, 2005


Each subadviser's fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a subadviser of a Fund with multiple subadvisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund's assets allocated to that subadviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such subadviser is not constant, and the relative amounts of fees paid to the various subadvisers of a Fund may fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to the Adviser. Because the Adviser will pay each subadviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

For the six month period ended June 30, 2005, the Adviser provided services and assumed expenses pursuant to the amended Investment Advisory Agreement, for which they received a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                                                                   Rate on
                                                                  Aggregate
                                            Rate on the First    Fund Assets
                                         $1 Billion of Aggregate in Excess of
Fund                                           Fund Assets        $1 Billion
----                                     ----------------------- ------------
Balanced Fund*..........................          0.550%            0.450%
Equity Fund.............................          0.550             0.450
Income Fund.............................          0.550             0.450
International Equity Fund...............          1.000             0.900
Short-Term Investment Fund..............          0.275             0.175
Small Cap Growth Fund...................          1.150             1.150
Socially Responsible Fund...............          0.850             0.750

Wilshire has contractually agreed to reimburse each Fund for fees and expenses payable to the Funds' third party administrator, transfer agent and principal underwriter through December 31, 2006.

For the six month period ended June 30, 2005, the Adviser waived fees in the amounts listed below.

Fund                                                         Fees Waived
----                                                         -----------
Balanced Fund*..............................................  $  1,250
Equity Fund.................................................   480,191
Income Fund.................................................   112,798
International Equity Fund...................................    39,939
Short-Term Investment Fund..................................     7,880
Small Cap Growth Fund.......................................    85,834
Socially Responsible Fund...................................   136,933

---------------
* Balanced Fund operates under a "fund of funds" structure, primarily investing in shares of the Equity Fund and the Income Fund. Under the "fund of funds" arrangement, the Adviser receives directly from the Balanced Fund a fee of 0.550% of the average daily net assets of the Balanced Fund that are not invested in another Fund.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)
                                                                  June 30, 2005


Affiliated Broker -- For the six month period ended June 30, 2005, brokerage commissions paid on investment transactions in the Equity Fund amounted to $243,449 and in the Socially Responsible Fund, $32,461, of which $46,802 of the Equity Fund and $20,527 of the Socially Responsible Fund were paid to Sanford
C. Bernstein Co., an affiliate of the Funds' subadviser.

PFPC Inc. ("PFPC") serves as the Fund's administrator, accounting agent and transfer agent pursuant to a services agreement. PFPC has agreed to waive $35,303 in transfer agent fees for the Funds for the period from January 1, 2005 to May 31, 2005.

The Trust pays each independent trustee a $5,000 annual retainer, $1,500 per board meeting attended, $2,000 annual committee retainer and $2,000 annual committee chairperson retainer. For the six months ended June 30, 2005, the fees, excluding travel expenses, for independent trustees totaled $35,500. The Trust did not compensate officers or trustees who are officers, directors, employees or holders of 5% or more of the outstanding voting securities of Horace Mann Educators Corporation the former administrator or the Adviser.

3.    Distribution and Service Plan.

Pursuant to a Support Services Agreement, HMLIC provided certain services to the Funds necessary to coordinate the Funds' activities with those of the Separate Account of HMLIC. The Balanced Fund was not charged and HMLIC did not receive a support fee due to the "fund of funds" structure. For the six months ended June 30, 2005, HMLIC received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds as follows:

Net Assets                                                    Rate
----------                                                   -----
On initial $1 billion....................................... 0.150%
Over $1 billion............................................. 0.100%

The Funds have adopted a Rule 12b-1 distribution plan (the "Distribution Plan"). Pursuant to the Distribution Plan with the Funds, PFPC Distributors, Inc. (the "Distributor") receives a distribution fee, payable by each Fund. The Distributor uses the fee to pay for distribution-related services for the Funds. Under the Distribution Plan, each Fund will pay to the Distributor a shareholder/distribution services fee computed at the annual rate of 0.25% of average daily net assets attributable to each Fund.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)
                                                                  June 30, 2005


4.    Security Transactions.

For the six months ended June 30, 2005, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

Fund                                      Purchases   Proceeds from Sales
----                                     ------------ -------------------
Balanced Fund........................... $    577,500    $ 12,024,438
Equity Fund.............................  118,597,685     146,505,634
Income Fund.............................  534,595,867     533,138,333
International Equity Fund...............    8,437,522       9,026,585
Short-Term Investment Fund..............            0               0
Small Cap Growth Fund...................   51,237,848      53,345,411
Socially Responsible Fund...............   11,964,377      13,401,955

Purchases and sales of U.S. Government and U.S. Government sponsored securities during the six month period ended June 30, 2005 were:

Fund                                      Purchases   Proceeds from sales
----                                     ------------ -------------------
Income Fund............................. $582,641,269    $544,652,822

For aggregate gross unrealized appreciation and depreciation, book figures approximate the Federal income tax basis. At June 30, 2005, each Fund's components of unrealized appreciation and depreciation is as follows:

                                          Unrealized   Unrealized   Net Unrealized
Fund                                     Appreciation Depreciation   Appreciation
----                                     ------------ ------------  --------------
Balanced Fund........................... $13,098,383  $         --   $13,098,383
Equity Fund.............................  81,381,552   (36,604,409)  $44,777,143
Income Fund.............................   3,436,675      (920,619)  $ 2,516,056
International Equity Fund...............   3,234,320      (896,193)  $ 2,338,127
Short-Term Investment Fund..............          --        (1,479)  $    (1,479)
Small Cap Growth Fund...................   6,347,413    (2,709,667)  $ 3,637,746
Socially Responsible Fund...............  14,531,741    (3,222,141)  $11,309,600

5.    Tax Information.

No provision for Federal income taxes is required since each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2005.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)
                                                                  June 30, 2005


The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2004, the following Funds had available for Federal income tax purposes unused capital losses as follows:

                                                December 31
                            ---------------------------------------------------
                               2008        2009        2010        2011    2012
                            ----------- ----------- ----------- ---------- ----
 Balanced Fund............. $ 6,154,577 $        -- $        -- $       -- $ --
 Equity Fund...............  47,514,075          --  42,546,430  5,637,907   --
 International Equity Fund.          --   4,337,950   7,076,246         --   --
 Short-Term Investment Fund          --          --          --         --  586
 Small Cap Growth Fund.....          --  11,897,109   9,619,277         --   --
 Socially Responsible Fund.          --          --          --  1,306,850   --

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
OTHER INFORMATION


Information on Proxy Voting

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2005 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilshirefunds.com, or on the SEC's website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                    [GRAPHIC]



WILSHIRE VARIABLE INSURANCE TRUST
                        SEMI-ANNUAL REPORT June 30, 2005


  Wilshire Variable Insurance Trust
  Balanced Fund                            Short-Term Investment Fund
  Equity Fund                              Small Cap Growth Fund
  Income Fund                              Socially Responsible Fund
  International Equity Fund

  Board Of Trustees
  DeWitt F. Bowman                         Harriet A. Russell
  Roger A. Formisano                       Lawrence E. Davanzo
  Cynthia A. Hargadon                      George J. Zock, Chairman
  Richard A. Holt

  Officers of the Funds
  Lawrence E. Davanzo                      Scott Boroczi
  President                                Vice-President and Treasurer

  Helen Thompson
  Secretary and Chief Compliance Officer

--------------------------------------------------------------------------------

  Administrator And Transfer Agent         Investment Subadvisers (continued)
  PFPC Inc.                                Mazama Capital Management
  760 Moore Road                           One SouthWest Columbia
  King of Prussia, PA 19406                Suite 1860
                                           Portland, OR 97258
  Investment Adviser
  Wilshire Associates Incorporated         Mellon Equity Associates, LLP
  1299 Ocean Avenue                        500 Grant Street, Suite 4200
  Santa Monica, CA 90401-1085              Pittsburgh, PA 15258

  Custodian                                New Star Institutional Mangers
  PFPC Trust Company                       Limited
  The Eastwick Center                      1 Knightsbridge Green, London
  8800 Tinicum Boulevard                     England
  Philadelphia, PA 19153                   SW1X7NE

  Independent Auditors                     Wellington Management Company, LLP
  PricewaterhouseCoopers LLP               75 State Street
  Two Commerce Square                      Boston, MA 02109
  2001 Market Street, Suite 1700
  Philadelphia, PA 19103-7042              Western Asset Management Company
                                           117 E. Colorado Blvd., Suite 600
  Investment Subadvisers                   Pasadena, CA 91105
  Bernstein Investment Research and
  Management Unit of Alliance Capital      Western Asset Management Limited
  Management, L.P.                         155 Bishopsgate, London England
  767 Fifth Avenue                         EC2M 3XG
  New York, NY 10153

  BlackRock Financial Management, Inc.
  345 Park Avenue
  New York, NY 10154-0010

  The Boston Company Asset Management, LLC
  One Boston Place
  Boston, Massachusetts 02108

         [LOGO]
        WILSHIRE
VARIABLE INSURANCE TRUST


c/o PFPC Inc.
P.O. Box 9807
Providence, RI 02940
1-888-200-6796
www.wilshirefunds.com
                                                                     WVISAR0605

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on August 13, 2004.

Item 11. Controls and Procedures.

        (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1)    Not applicable.

     (a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Wilshire Variable Insurance Trust

By (Signature and Title)*  /s/ Lawrence E. Davanzo
                         ---------------------------------------------
                           Lawrence E. Davanzo, President
                           (principal executive officer)

Date 9/1/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Lawrence E. Davanzo
                         ---------------------------------------------
                           Lawrence E. Davanzo, President
                           (principal executive officer)

Date 9/1/05

By (Signature and Title)*  /s/ Scott Boroczi
                         ---------------------------------------------
                           Scott Boroczi, Treasurer,
                           (principal financial officer)

Date 9/1/05

* Print the name and title of each signing officer under his or her signature.